UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06136

Homestead Funds, Inc.
(Exact name of registrant as specified in charter)

4301 Wilson Boulevard
Arlington, VA 22203
(Address of principal executive offices) (Zip code)

Danielle Sieverling
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
(Name and address of agent for service)

Copies to:
Bibb L. Strench, Esq.
Sutherland, Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415
(Name and addresses of the agent for service)

Registrant's telephone number, including area code: (703) 907-5953

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

DAILY INCOME FUND
Portfolio of Investments
September 30, 2009
(Unaudited)

	Interest	Maturity	Face
	Rate	Date	Amount	Value
CORPORATE NOTES (20.4% of portfolio)
Bank of America Corp.	4.75%	11/20/09	$1,668,000	$1,676,112
Bank of America Corp.	0.33	12/04/09	3,980,000	3,978,910
Bank of America Corp.	1.00	02/05/10	2,100,000	2,100,966
Bank of America Corp.	4.25	02/08/10	1,853,000	1,872,381
Citigroup Funding Inc.	0.76	10/22/09	900,000	898,523
Citigroup Funding Inc.	0.25	12/28/09	297,000	295,474
Citigroup Funding Inc.	0.31	12/28/09	2,480,000	2,475,056
Citigroup Funding Inc.	4.13	02/22/10	6,000,000	6,054,043
E.I. du Pont de Nemours & Co.	6.88	10/15/09	50,000	50,082
General Electric Capital Corp.	5.25	10/27/09	125,000	125,400
General Electric Capital Corp.	3.75	12/15/09	1,600,000	1,610,667
General Electric Capital Corp.	0.42	12/15/09	3,000,000	2,996,422
General Electric Capital Corp.	7.38	01/19/10	80,000	81,561
HSBC Finance Corp.	0.56	10/21/09	1,214,000	1,213,230
HSBC Finance Corp.	4.13	11/16/09	4,000,000	4,010,289
HSBC Finance Corp.	0.72	11/16/09	4,440,000	4,430,840
Wells Fargo & Co.	0.41	12/01/09	4,400,000	4,401,430
Wells Fargo & Co.	4.20	01/15/10	2,729,000	2,758,597
Total Corporate Notes (Cost $41,029,983)				41,029,983

COMMERCIAL PAPER (62.8% of portfolio)
Air Liquide SA	0.16	10/14/09	3,255,000	3,254,812
Air Liquide SA	0.16	10/20/09	3,630,000	3,629,693
American Honda Finance Corp.	0.28	11/18/09	1,900,000	1,899,291
American Honda Finance Corp.	0.40	12/02/09	2,480,000	2,478,292
American Honda Finance Corp.	0.20	12/11/09	2,000,000	1,999,211
American Honda Finance Corp.	0.33	12/16/09	3,290,000	3,287,708
Campbell Soup Co.	0.20	11/23/09	2,000,000	1,999,411
Chevron Funding Corp.	0.15	10/01/09	2,000,000	2,000,000
Cola-Cola Co.	0.24	12/09/09	3,750,000	3,748,275
Cola-Cola Co.	0.22	12/17/09	2,670,000	2,668,744
Cola-Cola Co.	0.22	12/18/09	3,130,000	3,128,508
ConocoPhillips Qatar Funding Ltd.	0.30	10/06/09	3,050,000	3,049,873
ConocoPhillips Qatar Funding Ltd.	0.30	10/14/09	2,000,000	1,999,783
ConocoPhillips Qatar Funding Ltd.	0.28	10/21/09	2,970,000	2,969,538
ConocoPhillips Qatar Funding Ltd.	0.22	12/15/09	1,650,000	1,649,244
Deere & Co.	0.15	10/06/09	3,000,000	2,999,938
Deere & Co.	0.13	10/20/09	3,841,000	3,840,736
E.I. du Pont de Nemours & Co.	0.17	10/08/09	3,500,000	3,499,884
E.I. du Pont de Nemours & Co.	0.17	10/29/09	1,015,000	1,014,866
Florida Power & Light Company	0.15	10/13/09	2,612,000	2,611,869
General Electric Capital Corp.	0.24	11/30/09	789,000	788,684
International Business Machines Corp.	0.20	11/10/09	3,000,000	2,999,333
MetLife Funding Inc.	0.17	11/02/09	521,000	520,921
Nestle Capital Corp.	0.21	10/05/09	2,750,000	2,749,936
Nestle Capital Corp.	0.20	10/27/09	1,850,000	1,849,733
Nestle Capital Corp.	0.24	12/03/09	2,100,000	2,099,118
Nestle Capital Corp.	0.18	12/09/09	2,950,000	2,948,982
PACCAR Financial	0.14	10/14/09	500,000	499,975
PACCAR Financial	0.14	10/15/09	500,000	499,973
PACCAR Financial	0.15	11/02/09	1,000,000	999,867
PACCAR Financial	0.20	12/14/09	1,200,000	1,199,507
PACCAR Financial	0.23	12/17/09	5,000,000	4,997,540
Pfizer Inc.	0.23	12/01/09	1,000,000	999,610
Proctor & Gamble Co.	0.24	10/15/09	2,070,000	2,069,807
Proctor & Gamble Co.	0.25	10/21/09	2,150,000	2,149,701
Proctor & Gamble Co.	0.19	11/23/09	400,000	399,888
Proctor & Gamble Co.	0.20	12/03/09	2,353,000	2,352,176
Proctor & Gamble Co.	0.23	01/06/10	2,570,000	2,568,407
Prudential Funding Corp.	0.32	11/03/09	1,850,000	1,849,457
Southern Company	0.18	10/02/09	6,871,000	6,870,966

DAILY INCOME FUND
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
COMMERCIAL PAPER - continued
Southern Company	0.17%		10/05/09	$450,000	$449,992
Southern Company	0.17		10/07/09	2,250,000	2,249,936
Total S.A.	0.25		10/08/09	3,150,000	3,149,847
Total S.A.	0.20		11/25/09	1,000,000	999,694
Total S.A.	0.21		12/15/09	4,000,000	3,998,250
Total S.A.	0.18		12/31/09	1,500,000	1,499,318
Toyota Motor Credit Corp.	0.26		10/28/09	3,000,000	2,999,415
Toyota Motor Credit Corp.	0.26		11/02/09	4,000,000	3,999,076
Toyota Motor Credit Corp.	0.26		11/05/09	2,590,000	2,589,345
Wal-Mart Stores, Inc.	0.15		11/12/09	5,000,000	4,999,125
Wal-Mart Stores, Inc.	0.16		11/30/09	4,650,000	4,648,760
Total Commercial Paper (Cost $126,726,015)					126,726,015

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.9% of portfolio)
Federal Home Loan Bank	0.22		11/19/09	2,500,000	2,499,251
Federal Home Loan Mortgage Corp.	0.23		11/09/09	3,000,000	2,999,253
Federal Home Loan Mortgage Corp.	0.21		11/18/09	3,000,000	2,999,160
Federal Home Loan Mortgage Corp.	0.21		12/08/09	3,680,000	3,678,540
Federal National Mortgage Association	0.24		11/23/09	3,000,000	2,998,940
Federal National Mortgage Association	0.17		11/25/09	2,760,000	2,759,304
Total U.S. Government Agency Obligations (Cost $17,934,448)					17,934,448

CERTIFICATES OF DEPOSIT (2.2% of portfolio)
Alliance Bank & Trust - Gastonia, NC	0.80		12/30/09	245,000	245,000
Bank of North Carolina	0.75		03/10/10	245,000	245,000
Beal Bank - Las Vegas, NV	0.80		12/16/09	245,000	245,000
Cardinal Bank - McLean, VA	0.75		12/28/09	245,000	245,000
CIT Bank - Salt Lake City, UT	0.65		11/20/09	245,000	245,000
Columbus Bank & Trust Co.	0.75		02/08/10	245,000	245,000
Comerica Bank	1.00		12/28/09	245,000	245,000
East West Bank - Pasadena, CA	0.90		03/10/10	245,000	245,000
First American Bank - Carpentersville, IL	0.80		03/03/10	245,000	245,000
Foundations Bank - Pewaukee, WI	1.00		03/29/10	245,000	245,000
Four Oaks Bank & Trust Co.	0.75		02/05/10	245,000	245,000
Midfirst Bank	0.65		04/08/10	245,000	245,000
State Bank of India	0.60		01/08/10	245,000	245,000
Stillwater National Bank & Trust Co.	0.80		03/10/10	245,000	245,000
SunTrust Banks, Inc.	0.95		11/06/09	245,000	244,780
Wilmington Trust Co.	0.85		12/24/09	245,000	245,000
Wright Express Financial Services Corp.	0.80		03/24/10	245,000	245,000
Yadkin Valley Bank & Trust Co.	0.90		03/15/10	245,000	245,000
Total Certificates of Deposit (Cost $4,409,780)					4,409,780

				Shares
MONEY MARKET ACCOUNTS (5.7% of portfolio)
SSgA Prime Money Market Fund	0.23	(a)		9,853,000	9,853,000
SSgA Money Market Fund	0.07	(a)		1,642,789	1,642,789
Total Money Market Accounts (Cost $11,495,789)					11,495,789

TOTAL INVESTMENTS IN SECURITIES (Cost $201,596,015) - 100%					$201,596,015

______________________________________________
(a) 7-day yield at September 30, 2009.

At September 30, 2009, the cost of investment securities for tax purposes was $201,596,015.  There were no unrealized gains or losses.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements.  The three-tier hierarchy of inputs is summarized below:

·      Level 1 – quoted prices in active markets for identical investments;
·      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
·      Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Category	Level 1	Level 2	Level 3	Total
Corporate Notes	$-	$41,029,983	$-	$41,029,983
Commercial Paper	$-	$126,726,015	$-	$126,726,015
U.S. Government Agency Obligations	$-	$17,934,448	$-	$17,934,448
Certificates of Deposit	$-	$4,409,780	$-	$4,409,780
Cash Equivalents	$-	$11,495,789	$-	$11,495,789
	$-	$201,596,015	$-	$201,596,015

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
September 30, 2009
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES (4.7% of portfolio)
Small Business Administration 93-20J	5.90%		10/01/13	$35,377	$36,442
Small Business Administration 98-20D	6.15		04/01/18	45,451	48,940
Small Business Administration 98-20E	6.30		05/01/18	39,386	42,516
Small Business Administration 98-20H	6.15		08/01/18	16,543	17,817
Small Business Administration 99-20D	6.15		04/01/19	61,140	65,564
Small Business Administration 04-20B	4.72		02/01/24	110,914	116,409
Small Business Administration 04-20C	4.34		03/01/24	153,674	159,353
Small Business Administration 05-10E	4.54		09/01/15	52,806	55,095
Small Business Administration Pool # 100075	3.50		05/25/19	45,713	44,180
Small Business Administration Pool # 500724	4.00	(a)	12/25/13	9,730	9,861
Small Business Administration Pool # 502261	1.38	(a)	10/25/17	18,375	18,108
Small Business Administration Pool # 502477	1.25	(a)	09/25/18	50,619	49,630
Small Business Administration Pool # 502543	0.95	(a)	01/25/19	89,602	88,907
Small Business Administration Pool # 502684	1.25	(a)	07/25/19	3,964	3,952
Small Business Administration Pool # 503278	0.88	(a)	02/25/21	37,187	36,880
Small Business Administration Pool # 503463	1.13	(a)	09/25/21	26,628	26,290
Small Business Administration Pool # 504305	0.88	(a)	10/25/23	11,125	10,944
Small Business Investment Companies 02-20K	5.08		11/01/22	52,162	55,290
Small Business Investment Companies 02-P10B	5.20		08/10/12	102,425	106,709
Small Business Investment Companies 03-10A	4.63		03/10/13	584,021	602,943
Small Business Investment Companies 03-10B	3.39		03/01/13	53,294	54,435
Small Business Investment Companies 03-P10A	4.52		02/10/13	16,385	16,897
Small Business Investment Companies 03-P10B	5.14		08/10/13	60,952	63,808
Small Business Investment Companies 04-10A	4.12		03/01/14	284,664	291,128
Small Business Investment Companies 04-10B	4.68		09/10/14	372,443	383,611
Small Business Investment Companies 04-P10A	4.50		02/01/14	68,379	70,376
Small Business Investment Companies 05-P10A	4.64		02/10/15	118,064	121,441
Small Business Investment Companies 05-10B	4.94		09/10/15	272,876	280,817
Small Business Investment Companies 07-10A	5.38		03/10/17	107,633	114,369
Total Asset Backed Securities (Cost $2,834,582)					2,992,712

MORTGAGE BACKED SECURITIES (8.8% of portfolio)
GNMA #2602	6.00		06/20/28	83,806	89,660
GNMA #2707	5.50		01/20/14	14,185	14,963
GNMA #8004	4.63	(a)	07/20/22	38,472	39,381
GNMA #8006	4.63	(a)	07/20/22	33,046	33,839
GNMA #8038	4.63	(a)	08/20/22	18,692	19,140
GNMA #8040	4.63	(a)	08/20/22	46,103	47,378
GNMA #8054	4.13	(a)	10/20/22	11,458	11,636
GNMA #8076	4.13	(a)	11/20/22	19,545	19,875
GNMA #8102	4.00	(a)	02/20/16	8,743	8,973
GNMA #8103	4.50	(a)	02/20/16	33,558	34,281
GNMA #8157	4.38	(a)	03/20/23	36,506	37,326
GNMA #8191	4.38	(a)	05/20/23	59,273	60,610
GNMA #8215	4.38	(a)	04/20/17	5,499	5,641
GNMA #8259	4.63	(a)	08/20/23	16,376	16,754
GNMA #8297	4.13	(a)	12/20/17	17,638	18,096
GNMA #8332	4.50	(a)	03/20/18	10,328	10,631
GNMA #8344	4.50	(a)	04/20/18	23,239	23,973
GNMA #8384	4.38	(a)	03/20/24	8,986	9,175
GNMA #8393	4.63	(a)	08/20/18	8,949	9,222
GNMA #8400	4.63	(a)	08/20/18	18,591	19,073
GNMA #8405	4.63	(a)	09/20/18	16,760	17,275
GNMA #8423	4.38	(a)	05/20/24	10,462	10,708
GNMA #8429	4.13	(a)	11/20/18	17,408	17,830
GNMA #8459	4.63	(a)	07/20/24	15,795	16,183
GNMA #8499	4.88	(a)	05/20/19	10,156	10,455
GNMA #8518	4.13	(a)	10/20/24	16,620	16,894
GNMA #8532	4.13	(a)	10/20/24	19,853	20,389
GNMA #8591	4.38	(a)	02/20/25	49,252	50,373

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
GNMA #8638	4.38%	(a)	06/20/25	$17,063	$17,461
GNMA #8648	4.63	(a)	07/20/25	24,425	24,994
GNMA #8663	4.63	(a)	07/20/25	21,421	22,033
GNMA #8680	4.63	(a)	08/20/20	23,780	24,659
GNMA #8687	4.63	(a)	08/20/25	5,350	5,530
GNMA #8702	4.13	(a)	10/20/20	9,640	9,902
GNMA #8747	4.13	(a)	11/20/25	15,363	15,628
GNMA #8807	4.63	(a)	07/20/21	20,157	20,644
GNMA #8836	4.63	(a)	09/20/21	18,539	18,981
GNMA #8847	4.38	(a)	04/20/26	18,663	19,077
GNMA #8869	4.13	(a)	11/20/21	62,299	63,372
GNMA #8873	4.13	(a)	11/20/21	24,967	25,602
GNMA #8877	4.38	(a)	05/20/26	4,890	5,006
GNMA #8883	4.13	(a)	12/20/21	20,814	21,165
GNMA #8915	4.38	(a)	02/20/22	19,983	20,433
GNMA #8934	4.38	(a)	03/20/22	34,144	34,924
GNMA #8978	4.38	(a)	05/20/22	87,350	89,447
GNMA #80053	4.38	(a)	03/20/27	4,053	4,145
GNMA #80058	4.38	(a)	04/20/27	4,087	4,177
GNMA #80185	4.38	(a)	04/20/28	43,021	43,964
GNMA #80264	4.25	(a)	03/20/29	44,298	45,206
GNMA #80283	4.38	(a)	05/20/29	28,323	28,941
GNMA #80300	4.63	(a)	07/20/29	24,117	24,711
GNMA #80309	4.63	(a)	08/20/29	9,615	9,837
GNMA #80363	4.25	(a)	01/20/30	81,511	83,244
GNMA #80426	4.63	(a)	07/20/30	3,760	3,854
GNMA #80452	4.63	(a)	09/20/30	22,219	22,768
GNMA #80475	3.88	(a)	12/20/30	46,373	47,316
GNMA #80577	3.75	(a)	02/20/32	7,620	7,717
GNMA #80684	4.38	(a)	04/20/33	22,589	23,060
GNMA #81129	5.50	(a)	10/20/34	442,318	458,041
GNMA #510280	6.00		08/15/14	12,355	13,270
GNMA #583189	4.50		02/20/17	66,398	69,956
GNMA #607494	5.00		04/15/19	55,934	59,321
GNMA #616274	5.00		02/15/19	51,722	54,853
GNMA #780336	6.50		02/15/11	1,382	1,388
GNMA 1996-4	7.00		04/16/26	7,154	7,819
GNMA 2001-53	5.50		10/20/31	56,210	58,470
GNMA 2001-53	0.60	(a)	10/20/31	10,368	10,280
GNMA 2001-61	0.75	(a)	09/20/30	16,081	16,043
GNMA 2002-15	5.50		11/20/31	105,705	106,234
GNMA 2002-20	4.50		03/20/32	32,186	33,975
GNMA 2002-88	5.00		05/16/31	104,697	107,523
GNMA 2003-11	4.00		10/17/29	60,986	63,337
GNMA 2003-12	4.50		02/20/32	43,495	45,188
GNMA 2003-26	0.69	(a)	04/16/33	20,279	19,821
GNMA 2003-97	4.50		03/20/33	93,146	97,055
GNMA 2004-17	4.50		12/20/33	217,868	227,579
GNMA 2004-17	4.50		12/17/26	100,298	100,572
GNMA 2004-102	5.50		04/20/34	90,066	97,865
GNMA 2005-56	5.00		08/20/31	188,195	195,765
GNMA 2007-11	5.50		03/20/37	300,785	301,636
GNMA 2007-30	5.50		03/20/35	111,275	112,900
GNMA 2008-50	5.50		06/16/38	844,418	859,079
Government Lease Trust 99-C1A (b)	4.00		05/18/11	522,959	541,492
Government Lease Trust 99-C1A (b)	4.00		05/18/11	165,000	170,847
GS Mortgage Securities Corp. II 2001-LIBA (b)	6.73		02/14/16	315,000	337,121
Total Mortgage Backed Securities (Cost $5,455,603)					5,644,962

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
MUNICIPAL BONDS (8.0% of portfolio)
Anchorage, Alaska	5.50%		12/01/20	$150,000	$158,774
Arizona State University	5.38		07/01/19	700,000	779,905
Broward County, Florida	5.25		01/01/16	250,000	266,678
Broward County, Florida	5.25		01/01/17	300,000	320,013
East Lansing, Michigan	7.45		04/01/20	300,000	308,556
Fiscal Year 2005 Securitization Corp.	3.51		10/01/12	500,000	501,945
Hartford Connecticut Parking System	9.33		07/01/25	250,000	265,110
Johnson City, Tennessee - Public Building Authority	7.00		09/01/18	100,000	109,103
Mesa, Arizona Industrial Development Authority	5.63		01/01/29	1,000,000	1,022,450
Newton County, Georgia Hospital Authority	5.75		02/01/12	250,000	256,880
Philadephia, PA Hospitals & Higher Education Facilities Authority	6.00		10/01/29	330,000	336,600
Tucson, Arizona Industrial Development Authority	6.00		07/01/30	750,000	785,543
Total Municipal Bonds (Cost $5,029,868)					5,111,557

CORPORATE BONDS (18.7% of portfolio)
American Express Bank	1.70		11/29/10	250,000	250,999
Bank of America N.A.	1.50		03/04/10	250,000	250,677
Branch Banking & Trust	1.40		03/04/10	250,000	250,575
CIT Bank	1.80		11/29/10	250,000	251,282
Citibank N.A.	1.63		03/30/11	1,000,000	1,011,320
Citibank N.A.	1.50		07/12/11	350,000	352,252
Discover Bank	1.55		11/08/10	100,000	100,274
GE Capital Financial Inc.	2.50		05/31/11	250,000	252,706
General Electric Capital Corp.	1.63		01/07/11	1,000,000	1,010,745
General Electric Capital Corp.	1.80		03/11/11	1,000,000	1,012,422
General Electric Capital Corp.	3.00		12/09/11	1,000,000	1,034,960
GMAC LLC	2.20		12/19/12	500,000	505,338
JPMorgan Chase & Co.	1.65		02/23/11	1,000,000	1,010,930
Morgan Stanley	3.25		12/01/11	1,000,000	1,040,280
New York Community Bank	3.00		12/16/11	1,000,000	1,029,629
Oriental Bank & Trust	2.75		03/16/12	1,000,000	1,020,565
Rowan Companies Inc.	2.80		10/20/13	85,713	87,648
Sallie Mae Bank	1.15		05/28/10	150,000	150,200
Sallie Mae Bank	2.35		05/06/11	100,000	100,923
State Street Corp.	1.85		03/15/11	1,000,000	1,014,165
SunTrust Bank	0.29	(a)	01/29/10	250,000	247,375
Total Corporate Bonds (Cost $11,772,776)					11,985,265

U. S. GOVERNMENT AND AGENCY OBLIGATIONS (53.9% of portfolio)
Government Trust Certificate (Israel Trust)	0.00	(c)	05/15/10	225,000	223,678
Government Trust Certificate (Sri Lanka Trust)	0.84	(a)	06/15/12	75,000	75,000
National Archives Facility Trust	1.30		09/01/19	47,873	57,195
Overseas Private Investment Corp.	5.30	(d)	09/15/10	2,000,000	2,370,720
Overseas Private Investment Corp.	4.91	(d)	09/15/10	2,000,000	2,269,960
Overseas Private Investment Corp.	5.35	(d)	07/31/11	1,000,000	1,204,980
Overseas Private Investment Corp.	4.55	(d)	09/15/11	2,000,000	2,199,060
Overseas Private Investment Corp.	4.87	(d)	09/07/13	1,000,000	1,119,690
Overseas Private Investment Corp.	5.08	(e)	12/10/17	250,000	316,708
Overseas Private Investment Corp.	4.10		11/15/14	160,720	165,892
Overseas Private Investment Corp.	3.74		04/15/15	129,805	132,787
Overseas Private Investment Corp.	3.62		09/15/16	73,630	74,562
Overseas Private Investment Corp.	4.59	(e)	12/09/16	1,000,000	1,091,750
Overseas Private Investment Corp.	4.59	(e)	12/09/16	1,300,000	1,419,275
Overseas Private Investment Corp.	4.90	(e)	09/17/13	1,500,000	1,629,930
Overseas Private Investment Corp.	5.66	(e)	06/10/18	500,000	520,258
Philippine Power Trust I (b)	5.40		09/26/18	535,714	548,732
Private Export Funding Corp.	7.20		01/15/10	1,000,000	1,019,754
Private Export Funding Corp.	4.97		08/15/13	1,100,000	1,208,263
SALLIE MAE	7.30		08/01/12	1,875,000	2,183,156
U.S. Department of Housing and Urban Development	7.50		08/01/11	236,000	237,399
U.S. Department of Housing and Urban Development	4.79		08/01/11	514,000	550,525

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
U. S. GOVERNMENT AND AGENCY OBLIGATIONS - continued
U.S. Department of Housing and Urban Development	3.44%		08/01/11	$1,250,000	$1,308,205
U.S. Department of Housing and Urban Development	6.93		08/01/13	1,200,000	1,211,681
U.S. Department of Housing and Urban Development	7.72		08/01/13	920,000	924,348
U.S. Department of Housing and Urban Development	7.63		08/01/14	415,000	420,824
U.S. Department of Housing and Urban Development	7.91		08/01/17	449,000	451,655
U.S. Department of Housing and Urban Development	5.77		08/01/17	1,000,000	1,087,020
U.S. Department of Housing and Urban Development	7.93		08/01/18	940,000	945,538
U.S. Department of Housing and Urban Development	6.07		08/01/21	500,000	537,415
U.S. Department of Housing and Urban Development	6.12		08/01/22	1,000,000	1,070,557
United States Treasury Note	1.38		05/15/12	4,000,000	4,013,436
United States Treasury Note	1.50		07/15/12	1,000,000	1,005,000
United States Treasury Note	1.38		09/15/12	1,000,000	998,281
Total U.S. Government and Agency Obligations (Cost $33,794,425)					34,593,234

				Shares
MONEY MARKET ACCOUNTS (5.9% of portfolio)
SSgA Prime Money Market Fund	0.23	(f)		3,158,000	3,158,000
SSgA Money Market Fund	0.07	(f)		654,147	654,147
Total Money Market Accounts (Cost $3,812,147)					3,812,147

TOTAL INVESTMENTS IN SECURITIES (Cost $62,699,401) - 100%					$64,139,877

 ______________________________________________
(a)	Variable coupon rate as of September 30, 2009.
(b)	144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total of such securities at period-end amounts to $ 1,598,192 and represents 2.5% of total investment.
(c)	Zero coupon rate.
(d)	Interest is paid at maturity.
(e)	Interest is paid at put date.
(f)	7-day yield at September 30, 2009.

At September 30, 2009, the cost of investment securities for tax purposes was $62,699,401.  Net unrealized appreciation of investment securities was $1,440,476 consisting of unrealized gains of $1,472,106 and unrealized losses of $31,630.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements.  The three-tier hierarchy of inputs is summarized below:

·      Level 1 – quoted prices in active markets for identical investments;
·      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
·      Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Category	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$2,992,712	$-	$2,992,712
Mortgage Backed Securities	$-	$5,644,962	$-	$5,644,962
Municipal Bonds	$-	$5,111,557	$-	$5,111,557
Corporate Bonds	$-	$11,985,265	$-	$11,985,265
U.S. Government Agency Obligations	$-	$34,593,234	$-	$34,593,234
Cash Equivalents	$-	$3,812,147	$-	$3,812,147
	$-	$64,139,877	$-	$64,139,877

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SHORT-TERM BOND FUND
Portfolio of Investments
September 30, 2009
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS (35.0% of portfolio)
BASIC INDUSTRIES - 5.0%
Chevron Corp.	3.45%		03/03/12	$250,000	$260,267
Cooper Industries Inc.	5.50		11/01/09	370,000	371,374
General Electric Co.	5.00		02/01/13	1,625,000	1,714,214
Halliburton Co. (b)	5.50		10/15/10	100,000	103,848
Ingersoll-Rand Global Holding Co. LTD.	9.50		04/15/14	350,000	413,570
Minnesota Mining & Manufacturing Co.	0.34	(a)	09/30/27	250,000	247,778
PACCAR Inc.	6.38		02/15/12	1,300,000	1,404,546
Pepsico Capital Resources Inc.	0.00	(c)	04/01/12	420,000	374,231
PPG Industries Inc.	5.75		03/15/13	470,000	496,891
SeaRiver Maritime, Inc.	0.00	(c)	09/01/12	750,000	696,367
Snap-on Inc.	0.64	(a)	01/12/10	3,675,000	3,672,633
Vulcan Materials Co.	1.55	(a)	12/15/10	1,800,000	1,792,595
Whirlpool Corp.	8.00		05/01/12	125,000	134,925
Total Basic Industries					11,683,239

CONSUMER STAPLES - 1.0%
Beverages
Brown-Forman Corp.	0.70	(a)	04/01/10	1,100,000	1,099,840
Food Products
General Mills Inc.	11.97	(a)	10/15/22	675,000	749,304
H.J. Heinz Co. (b)	15.59	(a)	12/01/20	150,000	200,349
Ralston Purina Co.	9.25		10/15/09	300,000	300,652
Total Consumer Staples					2,350,145

CONSUMER DISCRETIONARY - 0.1%
Media
Walt Disney Co.	4.72		03/15/10	100,000	99,363
Specialty Retail
Home Depot Inc.	0.42	(a)	12/16/09	230,000	229,877
Total Consumer Discretionary					329,240

FINANCE - 19.1%
Banks
American Express Bank FSB	0.31	(a)	04/26/10	1,125,000	1,114,949
American Express Credit Corp.	7.30		08/20/13	525,000	582,221
BA Covered Bond Issuer (b)	5.50		06/14/12	800,000	823,280
Bank of America Corp.	4.70		10/15/09	465,000	465,085
Bank of America Corp.	4.75		12/15/09	245,000	245,249
Bank of America Corp.	7.23		08/15/12	200,000	215,241
Comerica Bank	0.35	(a)	05/10/10	225,000	221,739
Comerica Bank	0.34	(a)	06/30/10	1,350,000	1,324,081
Comerica Bank	7.13		12/01/13	460,000	446,477
Fifth Third Bank	4.20		02/23/10	900,000	907,181
First Tennesse Bank N.A.	0.43	(a)	12/17/09	1,950,000	1,943,488
Household Finance Co.	8.00		07/15/10	1,950,000	2,038,807
HSBC Finance Corp.	6.75		05/15/11	225,000	237,150
HSBC Finance Corp.	0.67	(a)	08/09/11	950,000	922,049
HSBC Finance Corp.	5.00		12/15/11	250,000	254,277
Key Bank N.A.	7.41		10/15/27	1,050,000	1,051,968
Landesbank Baden-Wueterttemberg NY	5.05		12/30/15	100,000	95,114
National City Bank	4.50		03/15/10	650,000	658,291
National City Bank of Kentucky	6.30		02/15/11	985,000	1,026,441
Suntrust Bank	0.29	(a)	11/06/09	495,000	494,902
Union Bank N.A.	5.95		05/11/16	525,000	522,036
US Bank N.A.	5.92		05/25/12	558,586	593,218
Consumer Loans
American General Finance Corp.	3.88		10/01/09	1,215,000	1,215,000
American General Finance Corp.	8.45		10/15/09	900,000	898,870
American General Finance Corp.	4.88		07/15/12	375,000	290,946
CIT Group Inc.	0.42	(a)	03/12/10	925,000	666,000
CIT Group Inc.	7.63		11/30/12	275,000	179,111
General Electric Capital Corp.	3.25		07/15/10	100,000	100,179
General Electric Capital Corp.	1.18	(a)	02/18/11	260,000	248,990
General Electric Capital Corp.	5.00	(d)	09/12/11	295,000	297,428
General Electric Capital Corp.	0.45	(a)	09/15/14	2,350,000	2,065,488
PACCAR Financial Corp.	4.01	(a)	01/12/11	1,125,000	1,166,329
Textron Financial Corp.	4.60		05/03/10	1,745,000	1,738,685

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS - continued
Insurance
American International Group (b)	0.54%	(a)	01/29/10	$140,000	$138,957
Genworth Global Funding	0.49	(a)	11/27/09	1,170,000	1,162,962
Genworth Global Funding	5.20		10/08/10	1,925,000	1,933,304
Genworth Global Funding	5.13		03/15/11	100,000	99,809
Genworth Global Funding	5.38		09/15/11	1,590,000	1,582,017
Hartford Life Global Funding	0.59	(a)	10/15/09	1,750,000	1,749,891
Hartford Life Global Funding	0.00	(a)	03/15/10	350,000	342,825
Hartford Life Global Funding	1.19	(a)	05/14/10	1,650,000	1,649,761
MBIA Global Funding LLC (b)	4.38		03/15/10	1,015,000	955,441
Monumental Global Funding Ltd. (b)	0.42	(a)	06/16/10	700,000	683,375
Premium Asset Trust 05-7 (b)	0.51	(a)	09/28/10	750,000	691,403
Principal Life Income Funding	4.00		12/15/09	350,000	350,474
Principal Life Income Funding	0.00	(a)	03/01/12	500,000	464,840
Protective Life Secured Trust	4.15		06/15/10	100,000	98,881
Protective Life Secured Trust	4.00		04/01/11	450,000	446,983
Protective Life Secured Trust	0.00	(a)	07/10/12	750,000	682,005
Reliance Standard Life (b)	5.63		03/15/11	800,000	844,713
Travelers Insurance Co. Instutional Funding Ltd.	0.78	(a)	06/15/11	300,000	289,978
XLLIAC Global Funding (b)	0.76	(a)	08/10/10	1,500,000	1,429,402
Investment Banker/ Broker
Bear Stearns Cos., Inc.	5.85		07/19/10	1,450,000	1,508,752
Morgan Stanley Inc.	2.55	(a)	05/14/10	1,100,000	1,112,054
Mortgage
Residential Capital LLC	8.50		05/15/10	1,215,000	1,081,350
Residential Capital LLC	8.38		06/30/10	415,000	309,175
Total Finance					44,658,622

HEALTH CARE - 1.2%
Health Care Providers and Services
Roche Holdings Inc. (b)	4.50		03/01/12	1,075,000	1,137,483
Pharmaceuticals
Allergan Inc.	7.47		04/17/12	350,000	375,411
Elly Lilly & Co.	3.55		03/06/12	225,000	235,622
Hospira Inc.	0.76	(a)	03/30/10	440,000	438,936
Pfizer Inc.	4.45		03/15/12	675,000	716,999
Total Health Care					2,904,451

INFORMATION TECHNOLOGY - 0.9%
Communication Equipment
Cisco Systems Inc.	5.25		02/22/11	450,000	474,319
Computers
Dell Inc.	3.38		06/15/12	225,000	233,143
Hewlett Packard Co.	2.25		05/27/11	450,000	458,403
Hewlett Packard Co.	4.25		02/24/12	975,000	1,030,147
Total Information Technology					2,196,012

TRANSPORTATION - 2.6%
Airline
Southwest Airlines Inc.	8.70		07/01/11	302,722	313,591
Southwest Airlines Inc.	7.22		07/01/13	836,805	867,783
Road & Rail
Burlington Northern & Santa Fe Railway Co.	6.20		05/01/13	225,000	244,918
Burlington Northern & Santa Fe Railway Co.	4.58		01/15/21	1,198,808	1,208,356
Burlington Northern & Santa Fe Railway Co.	4.83		01/15/23	178,394	185,852
Burlington Northern & Santa Fe Railway Co.	4.97		04/01/23	169,244	171,727
Consolidated Rail Corp.	6.76		05/25/15	124,706	118,756
CSX Transportation Inc.	8.38		10/15/14	240,259	284,486
GATX Corp.	9.00		11/15/13	241,553	267,532
GATX Corp.	8.75		05/15/14	125,000	140,657
Union Pacific Railroad Co.	7.28		06/01/11	100,000	107,942
Union Pacific Railroad Co.	6.85		01/02/19	100,462	108,002
Union Tank Car Co.	6.79		05/01/10	1,400,000	1,439,161
Special Purpose Entity
Toll Road Investor Partnership II LLP (b)	0.00	(c)	02/15/10	500,000	489,295
Total Transportation					5,948,058

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS - continued
UTILITIES - 5.1%
Electric & Gas
Aquila Inc.	11.88%		07/01/12	$250,000	$288,691
Colonial Pipeline (b)	7.75		11/01/10	565,000	597,351
Empire District Electric Co.	8.13		11/01/09	225,000	225,694
Keyspan Gas East Corp.	7.88		02/01/10	1,450,000	1,482,354
Michigan Consolidated Gas Co.	7.06		05/01/12	325,000	353,756
Nisource Finance Corp.	0.98	(a)	11/23/09	900,000	899,321
Nisource Finance Corp.	7.88		11/15/10	325,000	341,905
Northern Illinois Gas Co.	6.63		02/01/11	405,000	430,722
Ohio Power Co.	0.76	(a)	04/05/10	190,000	189,727
Pacific Gas & Electric Co.	1.25	(a)	06/10/10	1,000,000	1,005,586
Questar Pipeline Co.	7.41		10/01/09	750,000	750,000
Southern California Gas Co.	4.80		10/01/12	165,000	177,418
Southern Co. Capital Funding, Inc.	5.75		11/15/15	525,000	545,183
Washington Gas Light Co.	1.19	(a)	08/26/10	1,125,000	1,124,646
Telephone
AT&T Corp.	7.30		11/15/11	250,000	276,919
Nextel Communications, Inc.	7.38		08/01/15	1,350,000	1,211,625
NYNEX Corp.	9.55		05/01/10	13,512	14,017
SBC Communications Capital Corp.	7.00		10/01/12	450,000	452,484
Verizon Pennsylvania Inc.	5.65		11/15/11	1,350,000	1,438,028
Total Utilities					11,805,427
Total Corporate Bonds (Cost $79,622,952)					81,875,194

YANKEE BONDS (3.8% of portfolio)
Bank of Ireland	0.34	(a)	12/18/09	650,000	649,026
Canadian National Railway Co.	7.52		01/03/10	280,760	285,359
CIT Group Funding Co. of Canada	4.65		07/01/10	675,000	574,652
DEPFA ACS Bank	4.75		10/12/10	675,000	682,015
Hydro-Quebec	6.27		01/03/26	80,000	87,012
International Bank for Reconstruction and Development	0.00	(c)	01/15/11	875,000	863,052
International Bank for Reconstruction and Development	0.00	(c)	04/15/11	250,000	245,924
International Bank for Reconstruction and Development	0.00	(c)	10/15/11	250,000	243,371
International Multifoods Inc.	6.60		11/13/09	250,000	251,467
Japan Finance Corp.	2.00		06/24/11	1,125,000	1,139,381
Korea Development Bank	8.00		01/23/14	500,000	571,455
Province of Ontario	3.38		05/20/11	1,125,000	1,167,396
Royal Philips Electronics NV	4.63		03/11/13	475,000	500,471
Scotland International Financial No. 2 (b)	6.50		02/15/11	100,000	103,471
Shell International Finance BV	5.63		06/27/11	1,100,000	1,186,911
TransCanada Pipelines Ltd.	6.13		02/19/10	225,000	229,683
Total Yankee Bonds (Cost $8,537,997)					8,780,646

ASSET BACKED SECURITIES (24.6% of portfolio)
ACLC Franchise Loan Receivables Trust 97-A (b)	0.71	(a)	09/17/12	9,370	7,238
ACLC Franchise Loan Receivables Trust 97-B (b)	6.73		04/15/14	316,019	283,214
Advanta Business Card Master Trust 06-A3	5.30		05/21/12	885,597	867,885
Advanta Business Card Master Trust 06-A5	5.10		09/20/12	755,291	740,186
AEP Texas Central Transition Funding 06-A	4.98		07/01/15	360,000	383,314
Americredit Automobile Receivables Trust 05-AX	3.93		10/06/11	606,975	613,160
Americredit Automobile Receivables Trust 05-CF	4.63		06/06/12	88,283	89,074
Americredit Automobile Receivables Trust 05-DA	5.02		11/06/12	123,441	125,292
Americredit Automobile Receivables Trust 06-AF	5.64		09/06/13	289,254	294,888
Americredit Automobile Receivables Trust 06-BG	5.21		10/06/11	12,216	12,224
Americredit Automobile Receivables Trust 06-BG	5.21		09/06/13	1,190,000	1,206,242
Americredit Automobile Receivables Trust 06-RM	5.42		08/08/11	654,928	666,092
Americredit Automobile Receivables Trust 06-RM	5.53		01/06/14	2,960,000	2,971,470
Americredit Automobile Receivables Trust 07-AX	0.29	(a)	10/06/13	1,775,000	1,700,589
Americredit Automobile Receivables Trust 07-CM	0.33	(a)	04/07/14	1,125,000	1,034,591
Americredit Automobile Receivables Trust 07-CM	5.55		04/07/14	150,000	151,610
Americredit Automobile Receivables Trust 07-DF	5.49		07/06/12	58,228	59,225

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES - continued
Americredit Automobile Receivables Trust 07-DF	5.56%		06/06/14	$455,000	$455,159
Americredit Automobile Receivables Trust 08-AF	2.00	(a)	01/12/12	103,687	103,820
Americredit Automobile Receivables Trust 08-AF	6.96		10/14/14	400,000	410,033
Bayview Auto Trust 05-LJ1	4.09		05/25/12	473,275	475,692
Capital One Auto Finance Trust 07-B	5.03		04/15/12	426,520	432,173
Caterpillar Financial Asset Trust 07-A	5.34		06/25/12	346,341	353,618
Charming Shoppes Master Trust 04-1A (b)	1.19	(a)	05/15/14	500,000	488,098
CIT Equipment Collateral 08-VT1	6.59		12/22/14	1,325,000	1,352,683
CIT Marine Trust 99-A	6.25		11/15/19	581,736	527,304
CIT RV Trust 99-A	6.24		08/15/15	9,166	9,187
CPS Auto Trust 05-C (b)	4.79		05/15/12	220,493	223,895
CPS Auto Trust 07-A (b)	5.04		09/15/11	514,332	519,285
CPS Auto Trust 07-C (b)	5.92		05/15/14	1,584,990	1,642,315
CPS Auto Trust 08-A (b)	6.48		07/15/13	475,000	479,847
Credit Acceptance Auto Dealer Loan Trust 07-2 (b)	6.16		04/15/13	151,067	150,669
Daimler Chrysler Auto Trust 06-A	5.01		01/08/11	265,303	265,556
Drive Auto Receivables Trust 06-1 (b)	5.54	(d)	12/16/13	470,327	478,746
DVI Receivables Corp. 00-2	7.12		11/12/09	98,350	492
DVI Receivables Corp. 01-2	3.52		11/11/09	337,953	1,690
DVI Receivables Corp. 02-1	4.57		06/11/10	199,065	498
DVI Receivables Corp. 03-1	0.74	(a)	03/14/11	427,232	11,215
E-Trade RV & Marine Trust 04-1	3.62		10/08/18	383,120	386,332
First Financial Credit Card Master Note Trust II 09-B (b)	6.50		04/15/15	1,425,000	1,371,791
First Financial Credit Card Master Note Trust II 09-C (b)	7.00		10/15/15	1,425,000	1,334,598
Ford Credit Auto Owner Trust 07-A	5.47		06/15/12	745,000	785,108
GE Dealer Floorplan Master Note Trust 06-4	0.26	(a)	10/20/11	2,175,000	2,173,490
Great America Leasing Receivables 06-1 (b)	5.39		09/15/11	432,938	441,946
GS Auto Loan Trust 07-1	5.48		12/15/14	1,825,000	1,905,764
Hertz Vehicle Financing LLC 05-2 (b)	5.08		11/25/11	1,350,000	1,381,690
Household Automotive Trust 06-1	5.43		06/17/11	133,506	135,246
Household Credit Card Master Note Trust 07-2	0.79	(a)	07/15/13	175,000	172,393
KeyCorp Student Loan Trust 99-B	0.82	(a)	08/25/27	188,947	172,650
KeyCorp Student Loan Trust 00-A	0.71	(a)	05/25/29	566,685	456,026
KeyCorp Student Loan Trust 00-B	0.81	(a)	07/25/29	153,614	123,144
KeyCorp Student Loan Trust 01-A	0.55	(a)	06/27/31	976,251	839,821
KeyCorp Student Loan Trust 03-A	0.81	(a)	10/25/25	494,880	485,898
KeyCorp Student Loan Trust 04-A	0.80	(a)	10/28/41	1,001,347	517,330
KeyCorp Student Loan Trust 05-A	0.41	(a)	03/27/24	390,794	339,295
KeyCorp Student Loan Trust 06-A	0.31	(a)	09/27/21	166,506	165,598
Long Beach Auto Receivables Trust 04-C	3.78		07/15/11	123,736	123,386
Long Beach Auto Receivables Trust 05-A	4.25		04/15/12	133,064	132,701
Long Beach Auto Receivables Trust 05-B	4.52		06/15/12	734,991	734,488
Long Beach Auto Receivables Trust 06-A	5.50		05/15/13	1,235,436	1,241,846
Long Beach Auto Receivables Trust 06-B	5.17		08/15/11	443,029	444,131
Long Beach Auto Receivables Trust 06-B	5.18		09/15/13	650,000	649,838
Long Beach Auto Receivables Trust 07-A	4.97		10/15/11	58,847	58,999
Long Beach Auto Receivables Trust 07-A	5.03		01/15/14	275,000	274,286
Marriott Vacation Club Owners Trust 06-1A (b)	5.74		04/20/28	209,038	186,917
Marriott Vacation Club Owners Trust 08-1A (b)	7.20		05/20/30	525,666	462,385
Merrill Auto Trust Securitization 07-01	0.30	(a)	12/15/13	665,000	648,271
National Collegiate Student Loan Trust 04-1	0.55	(a)	06/25/27	2,969,107	2,565,783
National Collegiate Student Loan Trust 05-1	0.39	(a)	10/26/26	1,185,000	1,012,512
National Collegiate Student Loan Trust 05-3	0.49	(a)	07/25/28	700,000	463,014
National Collegiate Student Loan Trust 06-1	0.44	(a)	05/25/26	825,000	568,481
National Collegiate Student Loan Trust 07-1	0.29	(a)	06/25/25	2,609,185	2,512,509
Navistar Financial Dealer Note Master Trust 05-A	0.36	(a)	02/25/13	500,000	484,780
Prestige Auto Receivables Trust 06-1A (b)	5.25		06/17/13	593,138	608,186

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES - continued
Santander Drive Auto Receivables Trust 07-2	1.04%	(a)	08/15/14	$953,907	$914,241
Santander Drive Auto Receivables Trust 07-3	5.52		10/15/14	1,800,000	1,781,683
SLM Student Loan Trust 03-B	0.70	(a)	03/15/22	4,100,000	3,229,170
SLM Student Loan Trust 05-B	0.34	(a)	12/16/19	363,792	360,491
SLM Student Loan Trust 06-A	0.38	(a)	12/15/20	200,000	191,764
SLM Student Loan Trust 06-B	0.31	(a)	09/15/20	267,811	264,587
SLM Student Loan Trust 06-B	0.35	(a)	06/15/21	225,000	214,309
SLM Student Loan Trust 06-C	0.43	(a)	06/15/21	1,300,000	1,039,720
Small Business Administration 02-20K	5.08		11/01/22	182,566	193,515
Small Business Administration 03-10B	3.39		03/01/13	119,911	122,479
Small Business Administration 03-P10B	5.14		08/10/13	73,142	76,569
Small Business Administration 05-10E	4.54		09/01/15	132,014	137,738
Textron Financial Floorplan Master Note Trust 07-AA (b)	0.30	(a)	03/13/12	600,000	586,920
Triad Automobile Receivables Trust 06-B	5.41		08/12/11	124,848	125,589
Triad Automobile Receivables Trust 06-B	5.52		11/12/12	125,000	128,184
Triad Automobile Receivables Trust 06-C	5.26		11/14/11	265,303	267,100
Triad Automobile Receivables Trust 06-C	5.31		05/13/13	492,000	501,578
UPFC Auto Receivables Trust 06-A	5.49		05/15/12	152,458	156,294
UPFC Auto Receivables Trust 06-B	5.01		08/15/12	85,979	87,943
UPFC Auto Receivables Trust 07-A	5.53		07/15/13	128,475	131,861
USXL Funding LLC 06-1A (b)	5.38		04/15/14	196,562	196,557
Washington Mutual Master Note Trust 07-A4A (b)	5.20		10/15/14	925,000	945,983
Total Asset Backed Securities (Cost $56,213,613)					57,603,177

MORTGAGE BACKED SECURITIES (18.5% of portfolio)
Accredited Mortgage Loan Trust 03-1	4.33	(a)	06/25/33	252,723	184,885
ACE Securities Corp. 06-SL1	0.41	(a)	09/25/35	250,977	48,319
ACE Securities Corp. 06-ASL1	0.39	(a)	02/25/36	804,895	153,991
Adjustable Rate Mortgage Trust 05-10	3.73	(a)	01/25/36	187,210	129,012
American Business Financial Services 02-1	7.01		12/15/32	87,339	48,481
American Home Mortgage Investment Trust 05-03	4.97		09/25/35	69,702	60,122
Amresco Residential Securities 98-1	7.57		10/25/27	110,110	81,455
Banc of America Alternative Loan Trust Inc. 07-2	5.75		06/25/37	291,778	242,058
Banc of America Funding Corp. 04-A	4.97	(a)	09/20/34	146,652	137,415
Banc of America Funding Corp. 05-G	5.24	(a)	10/20/35	1,405,809	1,204,725
Banc of America Funding Corp. 07-5	6.50		07/25/37	186,996	152,752
Banc of America Mortgage Securites Inc. 02-J	3.67	(a)	09/25/32	17,931	17,130
Banc of America Mortgage Securities Inc. 05-1	5.00		02/25/20	122,349	91,145
Banc of America Mortgage Securities Inc. 05-C	4.70	(a)	04/25/35	100,842	81,046
Bayview Financial Asset Trust 07-SSR1 (b)	0.70	(a)	03/25/37	367,673	196,231
Bear Stearns Adjustable Rate Mortgage Trust 04-10	4.46	(a)	01/25/35	669,963	536,609
Bear Stearns Adjustable Rate Mortgage Trust 05-12	5.43	(a)	02/25/36	140,816	96,235
Bear Stearns ALT-A Trust 04-11	3.75	(a)	11/25/34	33,751	22,631
Bear Stearns ALT-A Trust 05-4	5.35	(a)	05/25/35	191,592	128,887
Bear Stearns ALT-A Trust 05-9	5.73	(a)	11/25/35	122,984	77,094
Bear Stearns ALT-A Trust 06-6	5.65	(a)	11/25/36	297,168	177,997
Bear Stearns Asset Backed Securities Trust 03-3	0.84	(a)	06/25/43	121,530	88,985
Bear Stearns Asset Backed Securities Trust 04-HE5	1.50	(a)	07/25/34	390,000	239,119
Chase Mortgage Finance Corp. 03-S2	5.00		03/25/18	58,921	59,418
Chase Mortgage Finance Corp. 05-A1	5.40	(a)	12/25/35	72,331	61,715
Chase Mortgage Finance Corp. 06-A1	5.98	(a)	09/25/36	51,936	43,651
Chaseflex Trust 05-2	6.00		06/25/35	199,966	162,972
CITICORP Mortgage Securities, Inc. 88-11	3.49	(a)	08/25/18	35,781	35,518
CITICORP Mortgage Securities, Inc. 88-17	3.32	(a)	11/25/18	58,636	56,609
CITICORP Mortgage Securities, Inc. 07-1	5.50		01/25/22	776,725	666,259
Citigroup Mortgage Loan Trust, Inc. 05-7	3.20	(a)	09/25/35	506,210	293,581
Cityscape Home Equity Loan Trust 96-2	8.10		08/25/26	257,346	256,741
CMO Trust 17	7.25		04/20/18	1,443	1,519
Conseco Finance Securitizations Corp. 01-2	6.60		02/01/33	288,197	238,666
Contimortgage Home Equity Loan Trust 95-2	8.10		08/15/25	52,555	45,699
Countrywide Alternative Loan Trust 04-24CB	6.00		11/25/34	122,404	111,727
Countrywide Alternative Loan Trust 05-11CB	5.50		06/25/35	343,563	270,152
Countrywide Alternative Loan Trust 05-43	5.64	(a)	10/25/35	74,043	48,310
Countrywide Asset Backed Certificate 02-S4	5.22	(a)	10/25/17	762,236	699,309
Countrywide Asset Backed Certificate 04-S1	4.62		02/25/35	185,926	139,797
Countrywide Asset Backed Certificate 06-S7	5.71		11/25/35	254,385	66,243
Countrywide Asset Backed Certificate 07-S3	0.39	(a)	05/25/37	491,316	391,011
Countrywide Asset Backed Certificate 07-S1	5.69		11/25/36	331,760	138,463
Countrywide Home Loans 03-49	4.58	(a)	12/19/33	188,573	184,616
Countrywide Home Loans 03-56	4.49		12/25/33	37,304	36,823

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED - continued
Countrywide Home Loans 03-J13	5.25%		01/25/24	$517,485	$508,689
Countrywide Home Loans 05-HYB8	5.50	(a)	12/20/35	257,489	174,333
Countrywide Home Loans 06-HYB5	5.77	(a)	09/20/36	135,180	78,536
Credit Suisse First Boston Mortgage 03-21	4.75		08/25/18	307,340	287,517
Credit Suisse First Boston Mortgage 03-21	1.75	(a)	09/25/33	51,508	51,248
Credit Suisse First Boston Mortgage 03-AR24	3.53	(a)	10/25/33	495,209	411,570
Credit Suisse First Boston Mortgage 03-FFA	6.10	(a)	02/25/33	394,118	344,522
Credit Suisse First Boston Mortgage 04-4	5.50		06/25/15	262,858	260,796
Credit Suisse First Boston Mortgage 04-AR3	3.77	(a)	04/25/34	141,290	129,603
Credit Suisse First Boston Mortgage 05-10	5.25		11/25/20	516,295	458,627
Credit Suisse First Boston Mortgage 06-1	0.38	(a)	05/25/36	887,672	530,630
Credit Suisse First Boston Mortgage 06-2	5.41	(a)	07/25/36	1,120,000	91,571
DLJ Mortgage Acceptance Corp. 91-3	2.62	(a)	02/20/21	42,082	42,048
FHLMC 2419	5.50		03/15/17	6,667	7,251
FHLMC 2586	3.50		12/15/32	170,394	171,302
FHLMC 2649	4.50		07/15/18	640,675	666,521
FHLMC 3061	5.50		07/15/16	458,701	491,882
FHLMC 3071	5.75		11/15/34	39,539	40,035
FHLMC 780754	4.66	(a)	08/01/33	39,377	40,341
FHLMC M80833	4.00		08/01/10	214,174	217,589
FHLMC M80848	3.00		07/01/10	158,370	160,085
FHLMC M90951	4.50		10/01/09	34,630	34,734
FHLMC R009	5.75		12/15/18	378,263	395,501
FHLMC R010	5.50		12/15/19	869,051	906,391
FHLMC R013	6.00		12/15/21	323,760	338,083
First Alliance Mortgage Loan Trust 94-1	5.85		04/25/25	23,945	15,091
First Alliance Mortgage Loan Trust 94-2	7.63		07/25/25	32,228	22,489
First Alliance Mortgage Loan Trust 94-3	7.83		10/25/25	698	564
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	3.12	(a)	09/25/34	47,554	37,661
First Horizon Mortgage Pass-Through Trust 05-AR2	3.17	(a)	05/25/35	266,787	224,569
Flagstar Home Equity Loan Trust 07-1A (b)	5.77		01/25/35	250,000	209,625
FNMA 03-05	4.25		08/25/22	132,299	136,854
FNMA 03-38	5.00		03/25/23	156,498	165,137
FNMA 03-81	4.75		09/25/18	269,886	277,412
FNMA 03-86	4.50		09/25/18	349,344	358,226
FNMA 04-34	5.50		05/25/19	495,205	499,154
FNMA 05-14	0.55	(a)	03/25/35	15,250	15,155
FNMA 06-10	5.75		09/25/20	50,941	51,035
FNMA 813842	2.98	(a)	01/01/35	44,690	45,044
GMAC Mortgage Corp. Loan Trust 05-AR3	4.86	(a)	06/19/35	192,483	166,870
GMAC Mortgage Corp. Loan Trust 05-HE2	4.62		11/25/35	11,134	10,836
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75		10/25/36	151,427	109,058
GMAC Mortgage Corp. Loan Trust 07-HE1	5.95		08/25/37	1,100,000	280,620
GNMA 02-15	5.50		11/20/31	78,222	78,613
GNMA 02-88	5.00		05/16/31	52,348	53,761
GNMA 03-11	4.00		10/17/29	316,659	328,865
GNMA 03-12	4.50		02/20/32	86,991	90,376
GNMA 03-26	0.69	(a)	04/16/33	45,628	44,598
GNMA 03-92	4.50		12/16/26	25,629	25,929
GNMA 04-17	4.50		12/20/33	91,277	95,345
GNMA 583189	4.50		02/20/17	39,839	41,973
Green Tree Financial Corp. 98-5	6.22		03/01/30	245,201	210,289
GS Mortgage Loan Trust 03-3F	5.00		04/25/33	47,976	47,382
GS Mortgage Loan Trust 03-10	4.95	(a)	10/25/33	395,675	375,727
GS Mortgage Loan Trust 05-8F	5.50		10/25/20	213,399	204,329
GS Mortgage Loan Trust 05-AR3	5.03	(a)	05/25/35	183,432	141,040
GS Mortgage Loan Trust 05-AR6	4.56	(a)	09/25/35	139,936	124,392
Home Equity Mortgage Loan Asset-Backed Trust 06-A	5.77		05/25/36	96,353	90,944
Home Equity Mortgage Trust 06-1	5.30	(a)	05/25/36	1,430,000	291,496
IMPAC Secured Assets Corp. 03-3	4.20		08/25/32	434,328	388,416
Indymac Indx Mortgage Loan Trust 04-AR6	3.54	(a)	10/25/34	23,522	19,302
Indymac Indx Mortgage Loan Trust 05-AR15	5.10	(a)	09/25/35	75,931	49,687
Indymac Indx Mortgage Loan Trust 05-L1	0.45	(a)	06/25/10	493,482	417,313
JP Morgan Mortgage Trust 04-A3	4.96	(a)	07/25/34	461,922	437,515
JP Morgan Mortgage Trust 05-A2	5.20	(a)	04/25/35	1,077,059	896,186
JP Morgan Residential Mortgage Acceptance Corp. 06-R1 (b)	4.95	(a)	09/28/44	1,281,974	754,323
Lehman ABS Manufactured Housing Contract 01-B	4.35		05/15/14	185,715	154,952
Master Adjustable Rate Mortgages Trust 04-13	3.34	(a)	04/21/34	85,974	82,205
Master Adjustable Rate Mortgages Trust 05-1	5.24	(a)	01/25/35	94,314	83,484
Master Alternative Loans Trust 03-5	6.00		08/25/33	117,552	100,507

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED - continued
Master Asset Backed Securities Trust 07 - NCW (b)	0.55%		05/25/37	$1,067,139	$802,263
Master Asset Securitization Trust 03-6	5.00		07/25/18	75,961	76,602
Master Asset Securitization Trust 07-1	6.00		10/25/22	386,468	303,472
Merrill Lynch Mortgage Investors Trust 03-A2	2.23	(a)	02/25/33	73,110	57,555
Merrill Lynch Mortgage Investors Trust 06-SL1	0.43	(a)	09/25/36	869,979	191,382
Morgan Stanley Capital Inc. 04-1	5.00		11/25/18	446,371	422,511
Morgan Stanley Mortgage Loan Trust 05-5AR	5.51	(a)	09/25/35	73,370	49,008
Morgan Stanley Mortgage Loan Trust 06-1AR	5.18	(a)	02/25/36	214,974	139,388
Morgan Stanley Mortgage Loan Trust 07-10XS	6.00		07/25/47	611,578	433,926
MSDWCC HELOC Trust 03-2A	0.51	(a)	04/25/16	836,780	484,090
New Century Home Equity Loan Trust 97-NC5	7.20		10/25/28	441	439
Nomura Asset Acceptance Corporation 06-AF2	0.35	(a)	08/25/36	326,691	252,347
Novastar Home Equity Loan 06-3	0.35	(a)	10/25/36	285,502	250,163
Oakwood Mortgage Investors, Inc. 99-D	7.84		11/15/29	446,700	341,661
Option One Mortgage Loan Trust 07-FXD1	5.60		01/25/37	1,335,000	1,050,046
Option One Mortgage Loan Trust 07-FXD2	5.90		03/25/37	126,028	120,662
Oakwood Mortgage Investors, Inc. 02-A	0.49	(a)	09/15/14	261,157	96,021
Prime Mortgage Trust 05-2	5.00		07/25/20	364,161	359,950
Residential Accredit Loans, Inc. 02-QS9	0.85	(a)	07/25/32	9,265	6,579
Residential Accredit Loans, Inc. 05-QS5	5.70		04/25/35	90,143	70,203
Residential Accredit Loans, Inc. 06-QS4	6.00		04/25/36	654,916	428,970
Residential Asset Mortgage Products Inc. 02-RS5	4.75		09/25/32	384,472	263,651
Residential Asset Mortgage Products Inc. 03-RZ3	4.12		06/25/33	192,875	101,225
Residential Asset Securitization Trust 04-A3	5.25		06/25/34	136,274	96,830
Residential Asset Securitization Trust 05-A14	5.50		12/25/35	399,676	264,543
Residential Funding Mortgage Securities 00-HI5	7.98	(a)	12/25/25	1,196,334	1,067,222
Residential Funding Mortgage Securities I 03-S11	3.50		06/25/18	52,445	52,293
Residential Funding Mortgage Securities I 03-S15	4.50		08/25/18	223,567	222,519
Residential Funding Mortgage Securities I 03-S17	5.50		09/25/33	352,002	336,122
Residential Funding Mortgage Securities I 05-SA2	4.25	(a)	06/25/35	61,726	42,840
Residential Funding Mortgage Securities I 06-SA1	5.56	(a)	02/25/36	71,320	47,490
Ryland Acceptance Corp. 64 E	3.50	(a)	04/01/18	61,691	62,147
SACO I Trust 05-6	0.83	(a)	09/25/35	903,161	305,927
Salomon Brothers Mortgage Securities 97-LB6	6.82		12/25/27	50	50
Structured Adjustable Rate Mortgage Loan Trust 04-3AC	3.27	(a)	03/25/34	33,740	29,199
Structured Adjustable Rate Mortgage Loan Trust 04-4	5.47	(a)	04/25/34	2,656,863	2,111,360
Structured Adjustable Rate Mortgage Loan Trust 04-8	4.66	(a)	07/25/34	700,000	652,595
Structured Adjustable Rate Mortgage Loan Trust 04-11	0.91	(a)	08/25/34	65,285	59,057
Structured Adjustable Rate Mortgage Loan Trust 04-18	4.01	(a)	12/25/34	128,262	55,054
Structured Adjustable Rate Mortgage Loan Trust 05-11	5.21	(a)	05/25/35	587,596	349,646
Structured Adjustable Rate Mortgage Loan Trust 06-1	5.67	(a)	02/25/36	67,344	42,639
Structured Adjustable Rate Mortgage Loan Trust 06-1	5.62	(a)	02/25/36	315,273	223,841
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.86	(a)	05/25/36	204,060	154,385
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.86	(a)	05/25/36	205,937	154,202
Structured Asset Mortgage Investments 04-AR5	3.71	(a)	10/19/34	41,805	34,815
Structured Asset Securities Corp. 98-RF1 (b)	8.41	(a)	04/15/27	65,564	52,731
Structured Asset Securities Corp. 03-8	5.00		04/25/33	92,198	81,598
Structured Asset Securities Corp. 03-21	5.50		07/25/33	148,316	147,502
Structured Asset Securities Corp. 03-37A	3.62	(a)	12/25/33	346,981	281,075
Structured Asset Securities Corp. 04-3	5.52	(a)	03/25/24	429,522	366,301
Vanderbilt Mortgage & Finance 03-A	0.90	(a)	05/07/26	511,995	459,150
Wachovia Mortgage Loan Trust 06-A	5.24	(a)	05/20/36	427,307	352,621
Washington Mutual Mortgage Securities Corp. 04-AR3	3.13	(a)	06/25/34	137,680	129,794
Washington Mutual Mortgage Securities Corp. 04-AR14	4.20	(a)	01/25/35	229,381	219,359
Washington Mutual Mortgage Securities Corp. 05-AR7	4.91	(a)	08/25/35	312,821	279,128
Washington Mutual Mortgage Securities Corp. 05-AR12	4.82	(a)	10/25/35	45,777	37,331
Washington Mutual Mortgage Securities Corp. 05-AR15	0.50	(a)	11/25/45	329,395	281,091
Washington Mutual MSC Mortgage Pass-Through
Certificates 03-MS2	5.00		03/25/18	254,871	257,021
Wells Fargo Mortgage Backed Securities Trust 03-6	5.00		06/25/18	55,261	55,829
Wells Fargo Mortgage Backed Securities Trust 03-17	5.00		01/25/34	255,988	245,936
Wells Fargo Mortgage Backed Securities Trust 04-B	4.89	(a)	02/25/34	102,670	98,814
Wells Fargo Mortgage Backed Securities Trust 04-BB	4.39	(a)	01/25/35	54,126	51,038
Wells Fargo Mortgage Backed Securities Trust 04-E	4.86	(a)	05/25/34	159,385	153,171
Wells Fargo Mortgage Backed Securities Trust 04-EE	4.06	(a)	12/25/34	64,310	62,376
Wells Fargo Mortgage Backed Securities Trust 04-F	4.72	(a)	06/25/34	1,065,898	1,009,829
Wells Fargo Mortgage Backed Securities Trust 04-I	4.06	(a)	07/25/34	9,967	9,330
Wells Fargo Mortgage Backed Securities Trust 04-K	4.47	(a)	07/25/34	341,789	323,833
Wells Fargo Mortgage Backed Securities Trust 04-K	4.71	(a)	07/25/34	172,930	163,841
Wells Fargo Mortgage Backed Securities Trust 04-K	4.71	(a)	07/25/34	758,628	731,122
Wells Fargo Mortgage Backed Securities Trust 04-R	3.01	(a)	09/25/34	139,938	133,192
Wells Fargo Mortgage Backed Securities Trust 05-AR13	5.31	(a)	05/25/35	250,000	189,376

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED - continued
Wells Fargo Mortgage Backed Securities Trust 05-AR14	5.39%	(a)	08/25/35	$92,520	$86,782
Wells Fargo Mortgage Backed Securities Trust 05-AR15	5.11	(a)	09/25/35	610,571	541,404
Wells Fargo Mortgage Backed Securities Trust 05-AR16	5.26	(a)	10/25/35	151,621	140,962
Wells Fargo Mortgage Backed Securities Trust 06-AR4	5.78	(a)	04/25/36	113,500	92,341
Wells Fargo Mortgage Backed Securities Trust 06-16	5.00		11/25/36	73,538	71,584
Wells Fargo Mortgage Backed Securities Trust 06-AR19	5.65	(a)	12/25/36	68,618	51,546
Total Mortgage Backed Securities (Cost $52,258,499)					43,122,775

MUNICIPAL BONDS (10.6% of portfolio)
Burlington Kansas Environmental Improvement	5.13	(a)	09/01/35	1,175,000	1,218,745
Camden County New Jersey Improvement Authority	2.50		07/27/10	1,150,000	1,157,924
Chicago Illinois Public Building Commission	7.13		01/01/10	250,000	253,215
Detroit Michigan City School District	5.00		05/01/13	135,000	139,402
Fiscal Year 2005 Securitization Corp. New York	3.51		10/01/12	565,000	567,198
Florida State Municipal Power Agency	4.87		10/01/11	1,975,000	2,039,326
Genessee County Michigan	3.50		10/01/10	2,175,000	2,199,512
Georgia Municipal Gas Authority	2.57		08/01/10	975,000	980,772
Glassboro New Jersey	2.88		09/15/10	1,725,000	1,744,872
Louisiana State Gas & Fuels Tax	3.00	(a)	05/01/43	450,000	452,102
Luzerne County Pensylvania	5.20		11/15/13	110,000	110,332
Luzerne County Pensylvania	5.20		11/15/13	565,000	577,198
Medical University South Carolina Hospital Authority	4.47		08/15/11	370,000	368,357
New Orleans Louisiana Aviation Board	4.50		01/01/12	935,000	952,092
New York State Housing Finance Agency	2.58		03/15/12	225,000	227,081
Oakland California Redevelopment Agency	6.50		09/01/13	225,000	225,059
Oakland California Redevelopment Agency	7.25		09/01/15	400,000	404,524
Orange County California Pension Obligation	0.00	(c)	09/01/12	1,650,000	1,433,900
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(c)	04/15/15	4,075,000	2,866,436
Richmond California Joint Powers Financing Authority	6.30		07/01/13	800,000	797,536
Santa Cruz County California Redevelopment Agency	7.88		09/01/30	220,000	236,966
Wayne County Michigan	6.00		12/01/10	1,325,000	1,348,691
Wayne County Michigan	6.50		06/01/11	1,500,000	1,539,510
Wayne County Michigan	4.00		12/01/09	1,825,000	1,828,303
Wayne County Michigan	4.50		06/01/10	1,175,000	1,181,051
Total Municipal Bonds (Cost $24,409,573)					24,850,104

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (3.3% of portfolio)
Bartram Trail CDC Inc. (b)	5.50	(a)	07/01/32	799,000	799,000
Government Trust Certificate (Sri Lanka Trust)	0.84	(a)	06/15/12	150,000	150,000
Overseas Private Investment Corp.	5.30	(e)	09/15/10	250,000	296,340
Overseas Private Investment Corp.	4.91	(e)	09/15/10	2,500,000	2,837,450
Overseas Private Investment Corp.	4.10		11/15/14	505,120	521,375
Tennessee Valley Authority	0.00	(d)	04/15/42	775,000	749,661
U.S. Department of Housing & Urban Development	7.50		08/01/11	170,000	171,008
U.S. Department of Housing & Urban Development	6.07		08/01/21	115,000	123,605
U.S. Department of Housing & Urban Development	6.12		08/01/22	675,000	722,626
U.S. Department of Housing & Urban Development	3.44		08/01/11	1,375,000	1,439,027
Total U.S. Government and Agency Obligations (Cost $7,545,765)					7,810,092

				Shares
MONEY MARKET ACCOUNTS (4.2% of portfolio)
SSgA Prime Money Market Fund	0.23	(f)		9,790,000	9,790,000
SSgA Money Market Fund	0.07	(f)		873	873
Total Money Market Accounts (Cost $9,790,873)					9,790,873

TOTAL INVESTMENTS IN SECURITIES (Cost $238,379,272) - 100%					$233,832,861

 ______________________________________________
(a)	Variable coupon rate as of September 30, 2009.
(b)	144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total of such securities at period-end amounts to $22,802,821 and represents 9.75% of total investments.
(c)	Zero coupon security, purchased at a discount.
(d)	Step coupon security, the current rate may be adjusted updwards before maturity date.
(e)	Interest is paid at maturity.
(f)	7-day yield at September 30, 2009.

At September 30, 2009, the cost of investment securities for tax purposes was $238,379,272.  Net unrealized depreciation of investment securities was $4,546,411 consisting of unrealized gains of $7,950,865 and unrealized losses of $12,497,276.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements.  The three-tier hierarchy of inputs is summarized below:

·      Level 1 – quoted prices in active markets for identical investments;
·      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
·      Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Category	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$81,875,194	$-	$81,875,194
Yankee Bonds	$-	$8,780,646	$-	$8,780,646
Asset Backed Securities	$-	$57,589,282	$13,895	$57,603,177
Mortgage Backed Securities	$-	$43,122,775	$-	$43,122,775
Municipal Bonds	$-	$24,850,104	$-	$24,850,104
U.S. Government Agency Obligations	$-	$7,810,092	$-	$7,810,092
Cash Equivalents	$-	$9,790,873	$-	$9,790,873
	$-	$233,818,966	$13,895	$233,832,861

The following is a reconciliation between the beginning and ending balances of investments in which significant observable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of December 31, 2008	$ 104,071
Net purchase/(sale) at cost	(44,922)
Realized gain/(loss)	6
Change in unrealized appreciation/(depreciation)	(45,406)
Accretion/(amortization)	146
Balance as of September 30, 2009	$13,895

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

STOCK INDEX FUND
Portfolio of Investments
September 30, 2009

	Cost	Value
Investment in S&P 500 Index Master Portfolio	$39,665,936	$49,057,824

Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by Barclays Global Advisors.  As of September 30, 2009 the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 2.52%.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

VALUE FUND
Portfolio of Investments
September 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS (98.1% of portfolio)
CONSUMER DISCRETIONARY - 3.0%
Auto Components
Cooper Tire & Rubber Co.	440,000	$7,735,200
Multiline Retail
Dillard's, Inc. (Class A)	367,700	5,184,570
Restaurants
Tim Hortons Inc.	56,852	1,608,912
Total Consumer Discretionary		14,528,682

CONSUMER STAPLES - 4.0%
Food Products
Dean Foods Co. (a)	634,800	11,293,092
J.M. Smucker Co. (The)	148,853	7,890,698
Total Consumer Staples		19,183,790

ENERGY - 9.9%
Energy Equipment & Services
Baker Hughes Inc.	187,000	7,977,420
Oil & Gas
Chevron Corp.	200,000	14,086,000
ConocoPhillips	259,000	11,696,440
Marathon Oil Corp.	428,000	13,653,200
Total Energy		47,413,060

FINANCIALS - 11.1%
Commercial Banks
Bank of America Corp.	230,200	3,894,984
Commerce Bancshares, Inc.	25,895	964,330
Wells Fargo & Company	140,000	3,945,200
Diversified Financial Services
JPMorgan Chase & Co.	442,600	19,394,732
Insurance
Allstate Corp. (The)	285,000	8,726,700
Chubb Corp. (The)	122,000	6,150,020
Principal Financial Group, Inc. (a)	142,800	3,911,292
Unum Group	286,300	6,138,272
Total Financials		53,125,530

HEALTH CARE - 23.0%
Health Care Equipment & Supplies
Covidien PLC	207,600	8,980,776
Hospira, Inc. (a)	362,400	16,163,040
Pharmaceuticals
Abbott Laboratories	399,000	19,738,530
Bristol-Myers Squibb Co.	829,700	18,684,844
Pfizer Inc.	1,107,000	18,320,850
GlaxoSmithKline plc ADR	354,000	13,986,540
Schering-Plough Corp.	500,000	14,125,000
Total Health Care		109,999,580

INDUSTRIALS - 16.8%
Airlines
Southwest Airlines Co.	747,600	7,176,960
Commercial Services & Supplies
Avery Dennison Corp.	393,500	14,169,935
R.R. Donnelley & Sons Co.	76,600	1,628,516

VALUE FUND
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Industrial Conglomerates
Honeywell International Inc.	281,100	$10,442,865
Parker-Hannifin Corp.	316,462	16,405,390
Tyco International Ltd.	164,850	5,684,028
Machinery
Flowserve Corp.	95,300	9,390,862
Distributers
Applied Industrial Technologies, Inc.	130,500	2,761,380
Genuine Parts Co.	315,400	12,004,124
Total Industrials		79,664,060

INFORMATION TECHNOLOGY - 18.9%
Communications Equipment
Cisco Systems, Inc. (a)	788,500	18,561,290
Computers & Peripherals
Dell Inc. (a)	1,282,000	19,563,320
Hewlett-Packard Co.	354,000	16,712,340
Electronic Equipment, Instruments & Components
Motorola, Inc.	99,000	850,410
Tyco Electronics Ltd.	262,850	5,856,298
IT Services
SAIC, Inc. (a)	553,000	9,699,620
Semiconductors & Semiconductor Equipment
Intel Corporation	978,000	19,139,460
Total Information Technology		90,382,738

MATERIALS - 7.8%
Chemicals
Dow Chemical Co. (The)	686,900	17,907,483
Containers & Packaging
Bemis Co., Inc.	433,600	11,234,576
Pactiv Corp. (a)	301,200	7,846,260
Total Materials		36,988,319

UTILITIES - 3.6%
Gas Utilities
El Paso Corp.	701,664	7,241,172
Multi-Utilities
Questar Corp.	271,000	10,178,760
Total Utilities		17,419,932
Total Common Stocks (Cost $398,927,038)		468,705,691

MONEY MARKET ACCOUNTS (1.9% of portfolio)
SSgA Prime Money Market Fund, 0.23% (b)	9,302,000	9,302,000
SSgA Money Market Fund, 0.07% (b)	691	691
Total Money Market Accounts (Cost $9,302,691)		9,302,691

TOTAL INVESTMENTS IN SECURITIES (Cost $408,229,729) - 100%		$478,008,382

 ______________________________________________
(a) Non-income producing.
(b) 7-day yield at September 30, 2009.

ADR - American Depository Receipt

At September 30, 2009, the cost of investment securities for tax purposes was $408,566,723.  Net unrealized appreciation of investment securities was $69,441,659 consisting of unrealized gains of $114,146,733 and unrealized losses of $44,705,074.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements.  The three-tier hierarchy of inputs is summarized below:

·      Level 1 – quoted prices in active markets for identical investments;
·      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
·      Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$468,705,691	$-	$-	$468,705,691
Cash Equivalents	$-	$9,302,691	$-	$9,302,691
	$468,705,691	$9,302,691	$-	$478,008,382

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

GROWTH FUND
Portfolio of Investments
September 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS (97.8% of portfolio)
CONSUMER DISCRETIONARY - 14.1%
Auto Components
O'Reilly Automotive, Inc. (a)	2,800	$101,192
Hotels, Restaurants & Liesure
Marriott International Inc. (Class A)	11,974	330,363
MGM MIRAGE (a)	8,800	105,952
Starbucks Corp. (a)	6,200	128,030
Yum Brands Inc.	4,800	162,048
Internet & Catalog Retail
Amazon.com Inc. (a)	5,750	536,820
Expedia Inc. (a)	9,450	226,327
Media
Walt Disney Co. (The)	3,900	107,094
Multiline Retail
Kohls Corp. (a)	2,600	148,330
Specialty Retail
Bed Bath & Beyond (a)	5,000	187,700
Lowe's Companies, Inc.	8,300	173,802
Total Consumer Discretionary		2,207,658

CONSUMER STAPLES - 6.0%
Beverages
PepsiCo., Inc.	2,800	164,248
Food & Staples Retailing
CVS Caremark Corp.	5,500	196,570
Walmart Stores Inc.	8,600	422,174
Personal Products
Procter & Gamble Co.	2,700	156,384
Total Consumer Staples		939,376

ENERGY - 6.1%
Energy Equipment & Services
Schlumberger Ltd.	5,500	327,800
Oil, Gas,& Consumable Fuels
EOG Resources Inc.	2,600	217,126
Petroleo Brasileiro S.A. ADR	4,200	165,102
Southwestern Energy Co. (a)	1,700	72,556
Suncor Energy Inc.	5,100	176,256
Total Energy		958,840

FINANCIALS - 12.9%
Capital Markets
Franklin Resources Inc.	2,100	211,260
Goldman Sachs Group Inc.	1,750	322,613
Charles Schwab Corp.	7,100	135,965
State Street Corp.	5,700	299,820
Commercial Banks
JPMorgan Chase & Co.	5,700	249,774
Wells Fargo Co.	8,300	233,894
Consumer Finance
MasterCard Inc.	1,220	246,623
Visa Inc.	2,400	165,864
Western Union Co. (The)	8,000	151,360
Total Financials		2,017,173

GROWTH FUND
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
HEALTH CARE - 14.7%
Biotechnology
Amgen Inc. (a)	1,850	$111,426
Celgene Corp. (a)	4,450	248,755
Gilead Sciences Inc. (a)	8,650	402,917
Health Care Equipment & Supplies
Baxter International Inc.	3,500	199,535
Intuitive Surgical, Inc. (a)	500	131,125
Stryker Corp.	3,400	154,462
Health Care Providers & Services
McKesson Corp.	5,300	315,615
Medco Health Solutions Inc. (a)	9,200	508,852
Pharmaceuticals
Allergan Inc.	4,100	232,716
Total Health Care		2,305,403

INDUSTRIALS - 7.1%
Aerospace & Defense
Lockheed Martin Corp.	1,250	97,600
Air Freight & Logistics
Expeditors International of Washington Inc.	6,500	228,475
Construction & Engineering
Fluor Corp.	1,600	81,360
Industrial Conglomerates
McDermott International, Inc. (a)	3,100	78,337
Rockwell Automation, Inc.	2,000	85,200
Machinery
Danaher Corp.	7,950	535,194
Total Industrials		1,106,166

INFORMATION TECHNOLOGY - 29.1%
Internet Software & Services
Juniper Networks, Inc. (a)	18,200	491,764
Qualcomm Inc.	10,000	449,800
Computers & Peripherals
Apple Inc. (a)	4,160	771,139
International Business Machines Corp.	1,440	172,238
Electronic Equipment, Instruments & Components
First Solar Inc. (a)	490	74,901
Sunpower Corp. (Class B) (a)	3,200	80,736
Internet Software & Services
Google Inc. (Class A) (a)	1,280	634,688
IT Services
Accenture Ltd. (Class A)	6,500	242,255
Semiconductors & Semiconductor Equipment
Broadcom Corp. (Class A) (a)	6,900	211,761
Xilinx Inc.	10,500	245,910
Marvell Technology Group Ltd. (a)	20,000	323,800
ASML Holding NV NY ADR	6,100	180,377
Software
EMC Corp. (a)	5,300	90,312
Microsoft Corp.	18,200	471,198
Salesforce Com Inc. (a)	2,100	119,553
Total Information Technology		4,560,432

GROWTH FUND
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
MATERIALS - 2.6%
Chemicals
Monsanto Co.	1,700	$131,580
Praxair Inc.	3,380	276,112
Total Materials		407,692

TELECOMMUNICATION SERVICES - 4.3%
Wireless Telecommunication Services
American Tower Corp. (Class A) (a)	11,700	425,880
Crown Castle International Corp. (a)	7,700	241,472
Total Telecommunication Services		667,352

UTILITIES - 0.9%
Independent Power Producers & Energy Traders
NRG Energy Inc. (a)	5,100	143,769
Total Utilities		143,769
Total Common Stocks (Cost $12,022,353)		15,313,861

MONEY MARKET ACCOUNTS (2.2% of portfolio)
SSgA Prime Money Market Fund, 0.23% (b)	347,000	347,000
SSgA Money Market Fund, 0.07% (b)	584	584
Total Money Market Accounts (Cost $347,584)		347,584

TOTAL INVESTMENTS IN SECURITIES (Cost $12,369,937) - 100%		$15,661,445

______________________________________________
(a) Non-income producing.
(b) 7-day yield at September 30, 2009.

ADR - American Depository Receipt

At September 30, 2009, the cost of investment securities for tax purposes was $12,369,937.  Net unrealized appreciation of investment securities was $3,291,508 consisting of unrealized gains of $3,316,272 and unrealized losses of $24,764.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements.  The three-tier hierarchy of inputs is summarized below:

·      Level 1 – quoted prices in active markets for identical investments;
·      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
·      Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$15,313,861	$-	$-	$15,313,861
Cash Equivalents	$-	$347,584	$-	$347,584
	$15,313,861	$347,584	$-	$15,661,445

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SMALL-COMPANY STOCK FUND
Portfolio of Investments
September 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS (96.3% of portfolio)
CONSUMER DISCRETIONARY - 19.5%
Auto Components
Cooper Tire & Rubber Co.	150,100	$2,638,758
Restaurants
Brinker International, Inc.	185,000	2,910,050
Cracker Barrel Old Country Store, Inc.	53,100	1,826,640
O'Charley's Inc.	20,660	193,584
Specialty Retail
Nordstrom, Inc.	110,000	3,359,400
Sally Beauty Holdings, Inc. (a)	114,000	810,540
Total Consumer Discretionary		11,738,972

CONSUMER STAPLES - 9.8%
Food Distribution
United Natural Foods, Inc. (a)	60,100	1,437,592
Food Products
American Italian Pasta Co. (Class A) (a)	6,000	163,080
J.M. Smucker Co. (The)	40,868	2,166,413
Personal Products
Alberto-Culver Co.	76,000	2,103,680
Total Consumer Staples		5,870,765

ENERGY - 8.1%
Energy Equipment & Services
Helmerich & Payne, Inc.	35,000	1,383,550
Oil & Gas
Cimarex Energy Co.	59,400	2,573,208
St. Mary Land & Exploration Co.	29,000	941,340
Total Energy		4,898,098

FINANCIALS - 12.0%
Commercial Banks
Cardinal Financial Corp.	184,000	1,514,320
Middleburg Financial Corp.	75,400	990,756
National Bankshares, Inc. (Virginia)	86,000	2,188,700
Southcoast Financial Corp. (a)	51,370	250,429
Valley National Bancorp	105,934	1,301,929
Diversified Financial Services
Asset Acceptance Capital Corp. (a)	131,600	954,100
Total Financials		7,200,234

HEALTH CARE - 2.7%
Health Care Equipment & Supplies
STERIS Corp.	53,000	1,613,850
Total Health Care		1,613,850

INDUSTRIALS - 28.0%
Aerospace & Defense
Triumph Group, Inc.	41,900	2,010,781
Distributers
Applied Industrial Technologies, Inc.	93,450	1,977,402
Electrical Equipment
Rofin-Sinar Technologies Inc. (a)	49,700	1,141,112

SMALL-COMPANY STOCK FUND
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Industrial Conglomerates
Carlisle Companies, Inc.	70,900	$2,404,219
CLARCOR Inc.	51,200	1,605,632
Standex International Corp.	19,500	386,685
Thomas & Betts Corp. (a)	20,000	601,600
Machinery
Flowserve Corp.	14,500	1,428,830
Manitowoc Co., Inc. (The)	255,200	2,416,744
Regal Beloit Corp.	43,500	1,988,385
Road & Rail
Knight Transportation, Inc.	30,000	503,400
Werner Enterprises, Inc.	20,000	372,600
Total Industrials		16,837,390

INFORMATION TECHNOLOGY - 8.2%
Communications Equipment
Belden Inc.	86,750	2,003,925
Computers & Peripherals
Western Digital Corp. (a)	80,000	2,922,400
Total Information Technology		4,926,325

MATERIALS - 6.4%
Chemicals
Westlake Chemical Corp.	100,700	2,587,990
Containers & Packaging
Pactiv Corp. (a)	50,000	1,302,500
Total Materials		3,890,490

UTILITIES - 1.6%
Multi-Utilities
Questar Corp.	26,600	999,096
Total Utilities		999,096
Total Common Stocks (Cost $45,773,721)		57,975,220

MONEY MARKET ACCOUNTS (3.7% of portfolio)
SSgA Prime Money Market Fund, 0.23% (b)	2,217,000	2,217,000
SSgA Money Market Fund, 0.07% (b)	401	401
Total Money Market Accounts (Cost $2,217,401)		2,217,401

TOTAL INVESTMENTS IN SECURITIES (Cost $47,991,122) - 100%		$60,192,621

______________________________________________
(a) Non-income producing.
(b) 7-day yield at September 30, 2009.

At September 30, 2009, the cost of investment securities for tax purposes was $47,991,122.  Net unrealized appreciation of investment securities was $12,201,499 consisting of unrealized gains of $16,198,435 and unrealized losses of $3,996,936.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements.  The three-tier hierarchy of inputs is summarized below:

·      Level 1 – quoted prices in active markets for identical investments;
·      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
·      Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$57,975,220	$-	$-	$57,975,220
Cash Equivalents	$-	$2,217,401	$-	$2,217,401
	$57,975,220	$2,217,401	$-	$60,192,621

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

INTERNATIONAL VALUE FUND
Portfolio of Investments
September 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS (96.2% of portfolio)
BRAZIL - 1.1%
Vale SA - SP - ADR	58,100	$1,343,853
Total Brazil		1,343,853

BRITAIN - 14.7%
British Sky Broadcasting Group PLC	66,100	604,328
BP PLC	255,800	2,265,616
GlaxoSmithKline PLC	89,100	1,753,317
HSBC Holdings PLC - ADR	5,100	292,485
Kingfisher PLC	639,400	2,176,816
Pearson PLC	215,000	2,649,176
Unilever PLC	100,100	2,859,344
Vodafone Group PLC	1,064,774	2,389,801
WPP Group PLC	260,300	2,237,407
Total Britain		17,228,290

CANADA - 2.1%
Bank of Montreal	47,600	2,408,343
Total Canada		2,408,343

CHINA - 2.2%
Bank of China Ltd.	4,995,800	2,613,395
Total China		2,613,395

FRANCE - 16.5%
ArcelorMittal	60,600	2,261,621
AXA SA	100,800	2,727,516
Cap Gemini	49,700	2,606,269
Compagnie de Saint-Gobain	52,328	2,721,659
Schneider Electric SA	25,400	2,576,742
Total SA	39,400	2,345,542
Unibail-Rodamco	5,800	1,206,493
Vivendi SA	95,500	2,961,417
Total France		19,407,259

GERMANY - 2.2%
Siemens AG REG	28,100	2,604,742
Total Germany		2,604,742

HONG KONG - 3.7%
Hutchinson Whampoa Ltd.	316,900	2,270,042
New World Development Company Ltd.	994,500	2,101,584
Total Hong Kong		4,371,626

ITALY - 7.2%
Enel SpA	383,700	2,436,716
Eni SpA	107,800	2,698,982
Finmeccanica SpA	139,340	2,465,422
Saipem SpA	28,300	851,816
Total Italy		8,452,936

JAPAN - 14.5%
Bridgestone Corp.	96,800	1,723,799
Daiichi Sankyo Co., Ltd.	84,150	1,735,998
Daito Trust Construction Co., Ltd.	51,100	2,224,196
Kao Corp.	13,800	340,198

INTERNATIONAL VALUE FUND
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
JAPAN - continued
Mitsubishi UFJ Financial Group, Inc.	239,400	$1,280,616
Mitsui Sumitomo Insurance Holdings, Inc.	54,655	1,505,168
Shin Etsu Chemical Co., Ltd.	34,300	2,096,490
Sumitomo Corp.	226,300	2,311,991
Sumitomo Trust & Banking Co.	417,200	2,193,385
Takeda Pharmaceutical Co., Ltd	37,800	1,574,607
Total Japan		16,986,448

NETHERLANDS - 2.0%
AkzoNobel NV	10,000	620,301
ING Groep NV	94,600	1,690,341
Total Netherlands		2,310,642

NORWAY - 3.7%
Norsk Hydro ASA	300,300	2,006,535
StatoilHydro ASA	103,095	2,316,950
Total Norway		4,323,485

REPUBLIC OF SOUTH KOREA - 2.2%
KB Financial Group Inc.	50,013	2,567,852
Total Republic of South Korea		2,567,852

SINGAPORE - 4.4%
Keppel Corp.	201,300	1,149,899
Singapore Airlines	176,600	1,726,976
Singapore Telecommunications, Ltd.	962,800	2,210,524
Total Singapore		5,087,399

SPAIN - 5.5%
BBV Argentaria SA	123,691	2,201,217
Iberdrola SA	219,100	2,153,388
Telefónica SA	76,800	2,119,858
Total Spain		6,474,463

SWEDEN - 1.3%
Ericsson LM (Class B)	149,000	1,494,811
Total Sweden		1,494,811

SWITZERLAND - 10.9%
Adecco SA REG	44,600	2,374,770
Givaudan SA REG	3,132	2,354,942
Holcim Ltd.	34,986	2,406,804
Nestlé SA REG	56,800	2,423,074
Novartis AG REG	64,600	3,242,951
Total Switzerland		12,802,541

THAILAND - 2.0%
PTT Public Company Ltd.	303,400	2,379,252
Total Thailand		2,379,252
Total Common Stocks (Cost $118,246,262)		112,857,337

INTERNATIONAL VALUE FUND
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)

	Shares	Value
MONEY MARKET ACCOUNTS (3.8% of portfolio)
SSgA Prime Money Market Fund, 0.23% (a)	4,418,000	$4,418,000
SSgA Money Market Fund, 0.07% (a)	194	194
Total Money Market Accounts (Cost $4,418,194)		4,418,194

TOTAL INVESTMENTS IN SECURITIES (Cost $122,664,456) - 100%		$117,275,531
______________________________________________
(a) 7-day yield at September 30, 2009.

ADR - American Depository Receipt
REG - Registered shares

At September 30, 2009, the cost of investment securities for tax purposes was $121,896,512.  Net unrealized depreciation of investment securities was $4,620,981 consisting of unrealized gains of $10,397,634 and unrealized losses of $15,018,615.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements.  The three-tier hierarchy of inputs is summarized below:

·      Level 1 – quoted prices in active markets for identical investments;
·      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
·      Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$4,958,689	$107,898,648	$-	$112,857,337
Cash Equivalents	$-	$4,418,194	$-	$4,418,194
	$4,958,689	$112,316,842	$-	$117,275,531

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments
September 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS (97.92% of portfolio)
ADVERTISING - 0.16%
Interpublic Group of Companies Inc. (The) (a)(b)	99,201	$745,992
Omnicom Group Inc. (b)	62,915	2,324,080
Total Advertising		3,070,072

AEROSPACE & DEFENSE - 2.17%
Boeing Co. (The)	148,608	8,047,123
General Dynamics Corp. (b)	78,884	5,095,906
Goodrich Corp. (b)	25,169	1,367,683
L-3 Communications Holdings Inc. (b)	23,555	1,891,938
Lockheed Martin Corp.	66,127	5,163,196
Northrop Grumman Corp.	65,296	3,379,068
Raytheon Co.	79,866	3,831,172
Rockwell Collins Inc. (b)	32,192	1,635,354
United Technologies Corp.	192,395	11,722,627
Total Aerospace & Defense		42,134,067

AGRICULTURE - 2.23%
Altria Group Inc.	421,642	7,509,444
Archer-Daniels-Midland Co.	131,451	3,840,998
Lorillard Inc.	33,965	2,523,599
Monsanto Co.	111,647	8,641,478
Philip Morris International Inc.	395,173	19,260,732
Reynolds American Inc.	34,492	1,535,584
Total Agriculture		43,311,835

AIRLINES - 0.07%
Southwest Airlines Co.	150,333	1,443,197
Total Airlines		1,443,197

APPAREL - 0.48%
Coach Inc.	64,329	2,117,711
Nike Inc. Class B	79,002	5,111,429
Polo Ralph Lauren Corp.	11,591	888,102
VF Corp.	18,191	1,317,574
Total Apparel		9,434,816

AUTO MANUFACTURERS - 0.39%
Ford Motor Co. (a)	659,803	4,757,180
PACCAR Inc. (b)	74,257	2,800,232
Total Auto Manufacturers		7,557,412

AUTO PARTS & EQUIPMENT - 0.20%
Goodyear Tire & Rubber Co. (The) (a)	48,235	821,442
Johnson Controls Inc.	121,713	3,110,984
Total Auto Parts & Equipment		3,932,426

BANKS - 5.21%
Bank of America Corp.	1,766,644	29,891,617
Bank of New York Mellon Corp. (The)	245,090	7,105,159
BB&T Corp.	139,348	3,795,840
Comerica Inc.	30,769	912,916
Discover Financial Services	108,882	1,767,155
Fifth Third Bancorp	161,628	1,637,292
First Horizon National Corp. (a)	45,657	604,042
Huntington Bancshares Inc. (b)	116,992	551,032
KeyCorp	178,242	1,158,573
M&T Bank Corp. (b)	16,746	1,043,611
Marshall & Ilsley Corp.	75,293	607,615
Northern Trust Corp.	48,967	2,847,921
PNC Financial Services Group Inc. (The)	94,366	4,585,244
Regions Financial Corp.	241,386	1,499,007
State Street Corp.	101,227	5,324,540
SunTrust Banks Inc.	101,510	2,289,050
U.S. Bancorp	389,877	8,522,711
Wells Fargo & Co.	952,681	26,846,551
Zions Bancorporation (b)	25,428	456,941
Total Banks		101,446,817

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
BEVERAGES - 2.63%
Brown-Forman Corp. Class B NVS	22,534	$1,086,589
Coca-Cola Co. (The)	472,799	25,389,306
Coca-Cola Enterprises Inc.	64,362	1,377,990
Constellation Brands Inc. Class A (a)	40,667	616,105
Dr Pepper Snapple Group Inc. (a)	52,262	1,502,532
Molson Coors Brewing Co. Class B NVS	31,860	1,550,945
Pepsi Bottling Group Inc.	29,210	1,064,412
PepsiCo Inc.	318,242	18,668,076
Total Beverages		51,255,955

BIOTECHNOLOGY - 1.35%
Amgen Inc. (a)	207,548	12,500,616
Biogen Idec Inc. (a)	58,567	2,958,805
Celgene Corp. (a)	93,231	5,211,613
Genzyme Corp. (a) (b)	55,436	3,144,884
Life Technologies Corp. (a) (b)	35,755	1,664,395
Millipore Corp. (a)	11,124	782,351
Total Biotechnology		26,262,664

BUILDING MATERIALS - 0.05%
Masco Corp. (b)	74,051	956,739
Total Building Materials		956,739

CHEMICALS - 1.60%
Air Products and Chemicals Inc.	42,946	3,331,751
Airgas Inc.	16,738	809,617
CF Industries Holdings Inc.	9,918	855,229
Dow Chemical Co. (The) (b)	232,653	6,065,264
E.I. du Pont de Nemours and Co.	184,912	5,943,072
Eastman Chemical Co. (b)	14,579	780,560
Ecolab Inc. (b)	48,186	2,227,639
FMC Corp.	14,887	837,394
International Flavors & Fragrances Inc. (b)	16,256	616,590
PPG Industries Inc. (b)	33,965	1,977,103
Praxair Inc. (b)	62,849	5,134,135
Sherwin-Williams Co. (The) (b)	19,625	1,180,640
Sigma-Aldrich Corp. (b)	24,499	1,322,456
Total Chemicals		31,081,450

COAL - 0.21%
CONSOL Energy Inc. (b)	36,462	1,644,801
Massey Energy Co. (b)	17,752	495,103
Peabody Energy Corp. (b)	54,859	2,041,852
Total Coal		4,181,756

COMMERCIAL SERVICES - 1.01%
Apollo Group Inc. Class A (a)	25,934	1,910,558
Convergys Corp. (a)	25,380	252,277
DeVry Inc. (b)	12,640	699,245
Equifax Inc.	26,260	765,216
H&R Block Inc.	69,089	1,269,856
Iron Mountain Inc. (a) (b)	37,358	995,964
MasterCard Inc. Class A	19,550	3,952,032
McKesson Corp.	54,642	3,253,931
Monster Worldwide Inc. (a)	26,159	457,259
Moody's Corp.	39,532	808,825
Quanta Services Inc. (a)	39,957	884,248
R.R. Donnelley & Sons Co. (b)	40,990	871,447
Robert Half International Inc. (b)	30,282	757,656
Western Union Co.	144,152	2,727,356
Total Commercial Services		19,605,870

COMPUTERS - 5.83%
Affiliated Computer Services Inc. Class A (a)	20,255	1,097,213
Apple Inc. (a)	182,862	33,897,129
Cognizant Technology Solutions Corp. Class A (a)	60,335	2,332,551
Computer Sciences Corp. (a)	31,043	1,636,277
Dell Inc. (a)	352,337	5,376,663

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
EMC Corp. (a)	411,514	$7,012,199
Hewlett-Packard Co.	484,290	22,863,331
International Business Machines Corp.	267,673	32,016,368
Lexmark International Inc. Class A (a) (b)	15,437	332,513
NetApp Inc. (a)	68,857	1,837,105
SanDisk Corp. (a) (b)	45,450	986,265
Sun Microsystems Inc. (a)	153,364	1,394,079
Teradata Corp. (a)	34,341	945,064
Western Digital Corp. (a) (b)	45,619	1,666,462
Total Computers		113,393,219

COSMETICS & PERSONAL CARE - 2.37%
Avon Products Inc. (b)	86,698	2,944,264
Colgate-Palmolive Co.	101,970	7,778,272
Estee Lauder Companies Inc. (The) Class A	24,028	890,958
Procter & Gamble Co. (The)	596,011	34,520,957
Total Cosmetics & Personal Care		46,134,451

DISTRIBUTION & WHOLESALE - 0.17%
Fastenal Co.	26,957	1,043,236
Genuine Parts Co.	32,607	1,241,022
W.W. Grainger Inc.	12,558	1,122,183
Total Distribution & Wholesale		3,406,441

DIVERSIFIED FINANCIAL SERVICES - 5.72%
American Express Co.	242,135	8,208,376
Ameriprise Financial Inc.	52,301	1,900,095
Capital One Financial Corp.	92,666	3,310,956
Charles Schwab Corp. (The)	193,871	3,712,630
Citigroup Inc.	2,659,921	12,874,018
CME Group Inc.	13,491	4,157,791
E*TRADE Financial Corp. (a)	177,871	311,274
Federated Investors Inc. Class B	18,116	477,719
Franklin Resources Inc.	30,742	3,092,645
Goldman Sachs Group Inc. (The)	104,292	19,226,230
IntercontinentalExchange Inc. (a) (b)	14,838	1,442,105
Invesco Ltd.	84,328	1,919,305
Janus Capital Group Inc.	36,685	520,193
JPMorgan Chase & Co.	802,379	35,160,248
Legg Mason Inc.	32,929	1,021,787
Morgan Stanley	277,121	8,557,496
NASDAQ OMX Group Inc. (The) (a)	28,161	592,789
NYSE Euronext Inc.	53,596	1,548,388
SLM Corp. (a) (b)	95,835	835,681
T. Rowe Price Group Inc.	52,500	2,399,250
Total Diversified Financial Services		111,268,976

ELECTRIC - 3.33%
AES Corp. (The) (a) (b)	136,635	2,024,931
Allegheny Energy Inc.	34,178	906,401
Ameren Corp.	47,362	1,197,311
American Electric Power Co. Inc.	97,084	3,008,633
CenterPoint Energy Inc.	78,306	973,344
CMS Energy Corp.	47,382	634,919
Consolidated Edison Inc. (b)	55,889	2,288,096
Constellation Energy Group Inc.	40,351	1,306,162
Dominion Resources Inc. (b)	121,274	4,183,953
DTE Energy Co. (b)	33,526	1,178,104
Duke Energy Corp.	264,194	4,158,414
Dynegy Inc. Class A (a)	104,575	266,666
Edison International	66,512	2,233,473
Entergy Corp.	39,715	3,171,640
Exelon Corp.	134,821	6,689,818
FirstEnergy Corp.	62,468	2,856,037
FPL Group Inc.	83,757	4,625,899
Integrys Energy Group Inc. (b)	16,065	576,573
Northeast Utilities (b)	35,903	852,337
Pepco Holdings Inc.	44,898	668,082
PG&E Corp.	75,482	3,056,266
Pinnacle West Capital Corp. (b)	21,158	694,406

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
PPL Corp.	76,668	$2,326,107
Progress Energy Inc. (b)	56,955	2,224,662
Public Service Enterprise Group Inc.	103,710	3,260,642
SCANA Corp.	23,059	804,759
Southern Co. (b)	162,239	5,138,109
TECO Energy Inc. (b)	44,313	623,927
Wisconsin Energy Corp.	24,218	1,093,927
Xcel Energy Inc. (b)	93,262	1,794,361
Total Electric		64,817,959

ELECTRICAL COMPONENTS & EQUIPMENT - 0.35%
Emerson Electric Co. (b)	153,844	6,166,068
Molex Inc. (b)	28,010	584,849
Total Electrical Components & Equipment		6,750,917

ELECTRONICS - 0.50%
Agilent Technologies Inc. (a)	69,754	1,941,254
Amphenol Corp. Class A	34,499	1,299,922
FLIR Systems Inc. (a)	30,495	852,945
Jabil Circuit Inc.	39,243	526,249
PerkinElmer Inc. (b)	22,859	439,807
Thermo Fisher Scientific Inc. (a) (b)	83,713	3,655,747
Waters Corp. (a)	19,838	1,108,151
Total Electronics		9,824,075

ENGINEERING & CONSTRUCTION - 0.16%
Fluor Corp. (b)	36,987	1,880,789
Jacobs Engineering Group Inc. (a) (b)	25,372	1,165,843
Total Engineering & Construction		3,046,632

ENTERTAINMENT - 0.07%
International Game Technology	59,686	1,282,055
Total Entertainment		1,282,055

ENVIRONMENTAL CONTROL - 0.29%
Republic Services Inc.	65,120	1,730,238
Stericycle Inc. (a) (b)	17,687	856,935
Waste Management Inc. (b)	100,529	2,997,775
Total Environmental Control		5,584,948

FOOD - 1.88%
Campbell Soup Co. (b)	39,922	1,302,256
ConAgra Foods Inc.	89,353	1,937,173
Dean Foods Co. (a)	36,292	645,635
General Mills Inc.	66,728	4,295,949
H.J. Heinz Co.	64,436	2,561,331
Hershey Co. (The)	33,349	1,295,942
Hormel Foods Corp. (b)	14,579	517,846
J.M. Smucker Co. (The)	24,451	1,296,148
Kellogg Co. (b)	52,205	2,570,052
Kraft Foods Inc. Class A	301,051	7,908,610
Kroger Co. (The)	133,706	2,759,692
McCormick & Co. Inc. NVS (b)	26,935	914,174
Safeway Inc. (b)	83,996	1,656,401
Sara Lee Corp.	140,064	1,560,313
SUPERVALU Inc. (b)	43,040	648,182
Sysco Corp. (b)	119,857	2,978,446
Tyson Foods Inc. Class A	63,044	796,246
Whole Foods Market Inc. (a)	27,988	853,354
Total Food		36,497,750

FOREST PRODUCTS & PAPER - 0.27%
International Paper Co.	88,382	1,964,732
MeadWestvaco Corp.	34,856	777,637
Plum Creek Timber Co. Inc. (b)	32,626	999,661
Weyerhaeuser Co. (b)	42,636	1,562,609
Total Forest Products & Paper		5,304,639

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
GAS - 0.18%
Nicor Inc.	9,098	$332,896
NiSource Inc.	54,771	760,769
Sempra Energy	49,926	2,486,814
Total Gas		3,580,479

HAND & MACHINE TOOLS - 0.09%
Black & Decker Corp. (The) (b)	12,384	573,255
Snap-On Inc. (b)	12,087	420,144
Stanley Works (The)	16,479	703,489
Total Hand & Machine Tools		1,696,888

HEALTH CARE - PRODUCTS - 3.65%
Baxter International Inc.	123,324	7,030,701
Becton, Dickinson and Co.	48,579	3,388,385
Boston Scientific Corp. (a)	307,449	3,255,885
C.R. Bard Inc. (b)	19,683	1,547,281
CareFusion Corp. (a)	36,819	802,654
DENTSPLY International Inc. (b)	30,794	1,063,625
Intuitive Surgical Inc. (a) (b)	7,664	2,009,884
Johnson & Johnson	562,702	34,262,925
Medtronic Inc.	226,375	8,330,600
Patterson Companies Inc. (a) (b)	18,873	514,289
St. Jude Medical Inc. (a)	70,530	2,751,375
Stryker Corp. (b)	57,458	2,610,317
Varian Medical Systems Inc. (a) (b)	25,786	1,086,364
Zimmer Holdings Inc. (a)	44,112	2,357,786
Total Health Care - Products		71,012,071

HEALTH CARE - SERVICES - 1.02%
Aetna Inc.	89,696	2,496,240
Coventry Health Care Inc. (a) (b)	30,695	612,672
DaVita Inc. (a) (b)	21,493	1,217,364
Humana Inc. (a) (b)	34,840	1,299,532
Laboratory Corp. of America Holdings (a) (b)	22,224	1,460,117
Quest Diagnostics Inc. (b)	31,727	1,655,832
Tenet Healthcare Corp. (a)	89,297	525,066
UnitedHealth Group Inc.	237,872	5,956,315
WellPoint Inc. (a)	97,298	4,608,033
Total Health Care - Services		19,831,171

HOLDING COMPANIES - DIVERSIFIED - 0.05%
Leucadia National Corp. (a) (b)	38,525	952,338
Total Holding Companies - Diversified		952,338

HOME BUILDERS - 0.10%
D.R. Horton Inc. (b)	54,843	625,759
KB Home	14,123	234,583
Lennar Corp. Class A	31,059	442,591
Pulte Homes Inc. (b)	66,011	725,461
Total Home Builders		2,028,394

HOME FURNISHINGS - 0.08%
Harman International Industries Inc. (b)	13,923	471,711
Whirlpool Corp. (b)	14,840	1,038,206
Total Home Furnishings		1,509,917

HOUSEHOLD PRODUCTS & WARES - 0.45%
Avery Dennison Corp. (b)	23,083	831,219
Clorox Co. (The)	28,426	1,672,017
Fortune Brands Inc. (b)	30,227	1,299,156
Kimberly-Clark Corp.	84,788	5,000,796
Total Household Products & Wares		8,803,188

HOUSEWARES - 0.04%
Newell Rubbermaid Inc. (b)	55,415	869,461
Total Housewares		869,461

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
INSURANCE - 2.69%
Aflac Inc.	95,521	$4,082,568
Allstate Corp. (The)	109,466	3,351,849
American International Group Inc. (a)	27,701	1,221,891
Aon Corp. (b)	55,935	2,275,995
Assurant Inc.	24,311	779,411
Chubb Corp. (b)	71,797	3,619,287
CIGNA Corp.	55,622	1,562,422
Cincinnati Financial Corp.	32,753	851,250
Genworth Financial Inc. Class A	97,673	1,167,192
Hartford Financial Services Group Inc. (The)	78,732	2,086,398
Lincoln National Corp.	61,651	1,597,377
Loews Corp.	73,781	2,526,999
Marsh & McLennan Companies Inc.	106,611	2,636,490
MBIA Inc. (a) (b)	35,129	272,601
MetLife Inc.	166,582	6,341,777
Principal Financial Group Inc. (b)	64,851	1,776,269
Progressive Corp. (The) (a) (b)	137,798	2,284,691
Prudential Financial Inc.	94,359	4,709,458
Torchmark Corp.	16,467	715,162
Travelers Companies Inc. (The)	116,226	5,721,806
Unum Group	67,988	1,457,663
XL Capital Ltd. Class A	70,528	1,231,419
Total Insurance		52,269,975

INTERNET - 2.43%
Akamai Technologies Inc. (a) (b)	35,386	696,396
Amazon.com Inc. (a)	67,777	6,327,661
eBay Inc. (a)	228,823	5,402,511
Expedia Inc. (a) (b)	42,183	1,010,283
Google Inc. Class A (a)	49,137	24,364,581
McAfee Inc. (a) (b)	31,920	1,397,777
Symantec Corp. (a)	167,416	2,757,342
VeriSign Inc. (a)	39,843	943,881
Yahoo! Inc. (a)	244,531	4,355,097
Total Internet		47,255,529

IRON & STEEL - 0.28%
AK Steel Holding Corp.	21,502	424,234
Allegheny Technologies Inc. (b)	20,120	703,999
Nucor Corp. (b)	64,335	3,024,388
United States Steel Corp. (b)	29,217	1,296,358
Total Iron & Steel		5,448,979

LEISURE TIME - 0.21%
Carnival Corp.	89,274	2,971,039
Harley-Davidson Inc. (b)	47,092	1,083,116
Total Leisure Time		4,054,155

LODGING - 0.22%
Marriott International Inc. Class A (b)	52,009	1,434,928
Starwood Hotels & Resorts Worldwide Inc. (b)	37,947	1,253,389
Wyndham Worldwide Corp.	37,193	606,990
Wynn Resorts Ltd. (a)	13,971	990,404
Total Lodging		4,285,711

MACHINERY - 0.74%
Caterpillar Inc. (b)	126,663	6,501,612
Cummins Inc.	41,275	1,849,533
Deere & Co. (b)	86,730	3,722,452
Flowserve Corp.	11,217	1,105,323
Rockwell Automation Inc. (b)	28,643	1,220,192
Total Machinery		14,399,112

MANUFACTURING - 3.51%
Danaher Corp.	52,761	3,551,871
Dover Corp. (b)	37,889	1,468,578
Eastman Kodak Co.	53,284	254,698
Eaton Corp.	33,705	1,907,366
General Electric Co.	2,168,632	35,608,937

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Honeywell International Inc.	153,303	$5,695,207
Illinois Tool Works Inc.	78,159	3,338,171
ITT Corp. (b)	36,867	1,922,614
Leggett & Platt Inc. (b)	30,830	598,102
Pall Corp.	23,982	774,139
Parker Hannifin Corp. (b)	33,025	1,712,016
Textron Inc. (b)	54,796	1,040,028
3M Co.	142,509	10,517,164
Total Manufacturing		68,388,891

MEDIA - 2.44%
CBS Corp. Class B NVS	136,762	1,647,982
Comcast Corp. Class A	586,772	9,910,579
DIRECTV Group Inc. (The) (a) (b)	92,477	2,550,516
Gannett Co. Inc. (b)	48,072	601,381
McGraw-Hill Companies Inc. (The) (b)	64,450	1,620,273
Meredith Corp. (b)	6,969	208,652
New York Times Co. (The) Class A	24,016	195,010
News Corp. Class A	460,400	5,520,196
Scripps Networks Interactive Inc. Class A	17,681	653,313
Time Warner Cable Inc.	72,364	3,118,165
Time Warner Inc.	242,605	6,982,172
Viacom Inc. Class B NVS (a) (b)	123,169	3,453,659
Walt Disney Co. (The)	378,606	10,396,521
Washington Post Co. (The) Class B	1,264	591,653
Total Media		47,450,072

METAL FABRICATE & HARDWARE - 0.15%
Precision Castparts Corp.	28,760	2,929,781
Total Metal Fabricate & Hardware		2,929,781

MINING - 0.74%
Alcoa Inc.	199,745	2,620,654
Freeport-McMoRan Copper & Gold Inc.	84,269	5,781,696
Newmont Mining Corp.	100,243	4,412,697
Titanium Metals Corp.	18,784	180,139
Vulcan Materials Co.	25,402	1,373,486
Total Mining		14,368,672

OFFICE & BUSINESS EQUIPMENT - 0.12%
Pitney Bowes Inc. (b)	42,240	1,049,664
Xerox Corp.	175,551	1,358,765
Total Office & Business Equipment		2,408,429

OIL & GAS - 9.38%
Anadarko Petroleum Corp. (b)	100,399	6,298,029
Apache Corp.	68,581	6,297,793
Cabot Oil & Gas Corp. (b)	20,684	739,453
Chesapeake Energy Corp. (b)	130,699	3,711,852
Chevron Corp.	409,537	28,843,691
ConocoPhillips	303,030	13,684,835
Denbury Resources Inc. (a)	51,007	771,736
Devon Energy Corp.	90,298	6,079,764
Diamond Offshore Drilling Inc. (b)	14,037	1,340,814
ENSCO International Inc. (b)	28,613	1,217,197
EOG Resources Inc.	51,448	4,296,422
EQT Corp.	27,162	1,157,101
Exxon Mobil Corp.	981,005	67,306,752
Hess Corp.	59,280	3,169,109
Marathon Oil Corp.	144,587	4,612,325
Murphy Oil Corp. (b)	38,863	2,237,343
Nabors Industries Ltd. (a) (b)	57,028	1,191,885
Noble Energy Inc.	35,400	2,334,984
Occidental Petroleum Corp.	165,701	12,990,958
Pioneer Natural Resources Co. (b)	22,944	832,638
Range Resources Corp. (b)	31,786	1,568,957
Rowan Companies Inc.	23,674	546,159
Southwestern Energy Co. (a)	70,263	2,998,825
Sunoco Inc. (b)	23,728	675,062
Tesoro Corp. (b)	28,979	434,105

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Valero Energy Corp.	114,054	$2,211,507
XTO Energy Inc. (b)	117,956	4,873,942
Total Oil & Gas		182,423,238

OIL & GAS SERVICES - 1.61%
Baker Hughes Inc. (b)	63,004	2,687,751
BJ Services Co. (b)	59,107	1,148,449
Cameron International Corp. (a)	44,369	1,678,036
FMC Technologies Inc. (a) (b)	25,344	1,323,971
Halliburton Co. (b)	184,047	4,991,355
National Oilwell Varco Inc. (a)	85,519	3,688,434
Schlumberger Ltd.	244,753	14,587,279
Smith International Inc. (b)	44,541	1,278,327
Total Oil & Gas Services		31,383,602

PACKAGING & CONTAINERS - 0.21%
Ball Corp.	19,117	940,556
Bemis Co. Inc.	21,885	567,040
Owens-Illinois Inc. (a) (b)	34,705	1,280,614
Pactiv Corp. (a)	27,499	716,349
Sealed Air Corp. (b)	32,383	635,678
Total Packaging & Containers		4,140,237

PHARMACEUTICALS - 6.29%
Abbott Laboratories	315,892	15,627,177
Allergan Inc.	63,016	3,576,788
AmerisourceBergen Corp.	59,772	1,337,697
Bristol-Myers Squibb Co.	403,393	9,084,410
Cardinal Health Inc.	73,639	1,973,525
Cephalon Inc. (a) (b)	15,137	881,579
Eli Lilly and Co.	205,760	6,796,253
Express Scripts Inc. (a)	55,915	4,337,886
Forest Laboratories Inc. (a)	61,703	1,816,536
Gilead Sciences Inc. (a)	184,953	8,615,111
Hospira Inc. (a) (b)	32,908	1,467,697
King Pharmaceuticals Inc. (a)	51,510	554,763
Medco Health Solutions Inc. (a) (b)	97,027	5,366,563
Merck & Co. Inc. (b)	430,961	13,631,296
Mylan Inc. (a) (b)	61,932	991,531
Pfizer Inc. (b)	1,378,491	22,814,026
Schering-Plough Corp.	332,760	9,400,470
Watson Pharmaceuticals Inc. (a) (b)	21,716	795,674
Wyeth	272,849	13,255,004
Total Pharmaceuticals		122,323,986

PIPELINES - 0.38%
El Paso Corp. (b)	144,094	1,487,050
Questar Corp. (b)	35,495	1,333,192
Spectra Energy Corp.	131,402	2,488,754
Williams Companies Inc. (The)	118,537	2,118,256
Total Pipelines		7,427,252

REAL ESTATE - 0.03%
CB Richard Ellis Group Inc. Class A (a)	48,467	569,003
Total Real Estate		569,003

REAL ESTATE INVESTMENT TRUSTS - 1.07%
Apartment Investment and Management Co. Class A (b)	24,729	364,753
AvalonBay Communities Inc. (b)	16,301	1,185,572
Boston Properties Inc.	28,390	1,860,964
Equity Residential (b)	55,502	1,703,911
HCP Inc.	59,581	1,712,358
Health Care REIT Inc. (b)	24,308	1,011,699
Host Hotels & Resorts Inc.	123,259	1,450,758
Kimco Realty Corp.	76,358	995,708
ProLogis	89,812	1,070,559
Public Storage	27,586	2,075,571
Simon Property Group Inc. (b)	58,178	4,039,299

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Ventas Inc.	32,088	$1,235,388
Vornado Realty Trust	32,142	2,070,266
Total Real Estate Investment Trusts		20,776,806

RETAIL - 6.02%
Abercrombie & Fitch Co. Class A (b)	18,268	600,652
AutoNation Inc. (a) (b)	20,333	367,621
AutoZone Inc. (a) (b)	6,709	980,990
Bed Bath & Beyond Inc. (a) (b)	53,402	2,004,711
Best Buy Co. Inc.	69,763	2,617,508
Big Lots Inc. (a)	17,175	429,719
Costco Wholesale Corp.	89,022	5,026,182
CVS Caremark Corp.	295,051	10,545,123
Darden Restaurants Inc.	28,429	970,282
Family Dollar Stores Inc.	28,451	751,106
GameStop Corp. Class A (a) (b)	33,806	894,845
Gap Inc. (The)	97,955	2,096,237
Home Depot Inc. (The)	347,430	9,255,535
J.C. Penney Co. Inc. (b)	47,931	1,617,671
Kohl's Corp. (a)	62,417	3,560,890
Limited Brands Inc. (b)	54,571	927,161
Lowe's Companies Inc. (b)	301,501	6,313,431
Macy's Inc.	84,900	1,552,821
McDonald's Corp.	223,054	12,729,692
Nordstrom Inc.	33,577	1,025,442
Office Depot Inc. (a)	56,955	377,042
O'Reilly Automotive Inc. (a) (b)	27,733	1,002,271
RadioShack Corp. (b)	24,694	409,180
Sears Holdings Corp. (a) (b)	10,474	684,057
Staples Inc. (b)	147,286	3,419,981
Starbucks Corp. (a)	150,723	3,112,430
Target Corp.	153,040	7,143,907
Tiffany & Co.	25,563	984,942
TJX Companies Inc. (The)	86,316	3,206,639
Walgreen Co.	202,846	7,600,640
Wal-Mart Stores Inc.	441,145	21,655,808
Yum! Brands Inc. (b)	94,775	3,199,604
Total Retail		117,064,120

SAVINGS & LOANS - 0.12%
Hudson City Bancorp Inc.	97,634	1,283,887
People's United Financial Inc. (b)	71,848	1,117,955
Total Savings & Loans		2,401,842

SEMICONDUCTORS - 2.55%
Advanced Micro Devices Inc. (a) (b)	114,752	649,496
Altera Corp. (b)	60,918	1,249,428
Analog Devices Inc.	59,646	1,645,037
Applied Materials Inc.	270,701	3,627,393
Broadcom Corp. Class A (a) (b)	87,632	2,689,426
Intel Corp.	1,142,029	22,349,508
KLA-Tencor Corp. (b)	34,633	1,241,939
Linear Technology Corp.	45,408	1,254,623
LSI Corp. (a)	133,993	735,622
MEMC Electronic Materials Inc. (a)	44,573	741,249
Microchip Technology Inc. (b)	37,816	1,002,124
Micron Technology Inc. (a) (b)	173,595	1,423,479
National Semiconductor Corp. (b)	47,302	675,000
Novellus Systems Inc. (a) (b)	19,918	417,880
NVIDIA Corp. (a) (b)	111,702	1,678,881
QLogic Corp. (a) (b)	24,851	427,437
Teradyne Inc. (a) (b)	35,964	332,667
Texas Instruments Inc.	258,235	6,117,587
Xilinx Inc. (b)	55,940	1,310,115
Total Semiconductors		49,568,891

SOFTWARE - 4.28%
Adobe Systems Inc. (a)	106,553	3,520,511
Autodesk Inc. (a)	47,035	1,119,433
Automatic Data Processing Inc.	101,987	4,008,089

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
BMC Software Inc. (a)	37,049	$1,390,449
CA Inc.	81,121	1,783,851
Citrix Systems Inc. (a) (b)	37,409	1,467,555
Compuware Corp. (a)	45,978	337,019
Dun & Bradstreet Corp. (The)	10,510	791,613
Electronic Arts Inc. (a) (b)	66,073	1,258,691
Fidelity National Information Services Inc. (b)	38,389	979,303
Fiserv Inc. (a)	31,116	1,499,791
IMS Health Inc.	38,122	585,173
Intuit Inc. (a) (b)	65,335	1,862,048
Microsoft Corp.	1,581,759	40,951,741
Novell Inc. (a)	74,108	334,227
Oracle Corp.	796,716	16,603,561
Paychex Inc. (b)	65,259	1,895,774
Red Hat Inc. (a)	38,713	1,070,027
Salesforce.com Inc. (a) (b)	22,290	1,268,970
Total System Services Inc. (b)	39,638	638,568
Total Software		83,366,394

TELECOMMUNICATIONS - 6.03%
American Tower Corp. Class A (a)	80,011	2,912,400
AT&T Inc.	1,204,756	32,540,460
CenturyTel Inc.	60,486	2,032,330
Ciena Corp. (a)	19,409	315,979
Cisco Systems Inc. (a)	1,177,887	27,727,460
Corning Inc.	316,014	4,838,174
Frontier Communications Corp. (b)	65,299	492,354
Harris Corp.	26,220	985,872
JDS Uniphase Corp. (a)	43,679	310,558
Juniper Networks Inc. (a) (b)	106,277	2,871,605
MetroPCS Communications Inc. (a) (b)	51,907	485,850
Motorola Inc.	467,653	4,017,139
QUALCOMM Inc.	339,235	15,258,790
Qwest Communications International Inc. (b)	299,089	1,139,529
Sprint Nextel Corp. (a)	583,973	2,306,693
Tellabs Inc. (a)	81,837	566,312
Verizon Communications Inc.	580,342	17,566,952
Windstream Corp. (b)	91,100	922,843
Total Telecommunications		117,291,300

TEXTILES - 0.04%
Cintas Corp. (b)	27,457	832,222
Total Textiles		832,222

TOYS, GAMES & HOBBIES - 0.11%
Hasbro Inc.	25,773	715,201
Mattel Inc.	74,291	1,371,412
Total Toys, Games, & Hobbies		2,086,613

TRANSPORTATION - 1.91%
Burlington Northern Santa Fe Corp.	53,660	4,283,678
C.H. Robinson Worldwide Inc. (b)	34,609	1,998,670
CSX Corp.	79,577	3,331,093
Expeditors International Washington Inc.	43,037	1,512,751
FedEx Corp.	63,781	4,797,607
Norfolk Southern Corp.	74,613	3,216,566
Ryder System Inc. (b)	11,550	451,143
Union Pacific Corp.	103,222	6,023,004
United Parcel Service Inc. Class B (b)	203,267	11,478,487
Total Transportation		37,092,999
Total Common Stocks (Cost $2,046,934,283)		1,905,278,856

SHORT-TERM INVESTMENTS (12.36% of portfolio)
MONEY MARKET FUNDS - 12.02%
Barclays Global Investors Funds
Institutional Money Market Fund,
SL Agency Shares, 0.22% (c)(d)(e)	207,120,554	207,120,554
Barclays Global Investors Funds
Prime Money Market Fund,
SL Agency Shares, 0.18% (c)(d)(e)	26,789,892	26,789,892
Total Money Market Funds		233,910,446

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2009
(Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS - continued
U.S. TREASURY OBLIGATIONS - 0.34%
U.S. Treasury Bill, 0.08%, 12/17/09 (f)(g)	$6,600,000	$6,598,845
Total U.S. Treasury Obligations		6,598,845
Total Short-Term Investments (Cost $240,509,176)		240,509,291
TOTAL INVESTMENTS IN SECURITIES (Cost $2,287,443,459) - 110.28%		$2,145,788,147
OTHER ASSETS, LESS LIABILITIES - (10.28)%		(200,100,817)
NET ASSETS - 100.00%		$1,945,687,330

______________________________________
NVS - Non-Voting Shares

(a) Non-income earning security.
(b) All or a portion of this security represents a security on loan. See Note 3.
(c) Affiliated issuer. See Note 2.
(d) The rate quoted is the annualized seven-day yield of the fund at period end.
(e) All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f) The rate quoted is the yield to maturity.
(g) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.

As of September 30, 2009, the open futures contracts held by the Master Portfolio were as follows:

	Number of	Notional	Net unrealized
Futures Contracts (Expiration Date)	Contracts	Contract Value	Appreciation
S&P 500 Index (December 2009)	755	$ 39,746,975	$500,100
		$ 39,746,975	$500,100

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.  As of September 30, 2009, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

1.   PORTFOLIO SECURITIES

SECURITY VALUATION

The securities and other assets of the Master Portfolio are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of that instrument.

The following table summarizes the values of the Master Portfolio’s investments according to the fair value hierarchy as of September 30, 2009. The breakdown of the Master Portfolio’s investments into major categories is disclosed in its respective Schedule of Investments:

Investments in Securities
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,905,278,856	$-	$-	$1,905,278,856
Short-Term Investments	233,910,446	6,598,845	-	240,509,291
	$2,139,189,302	$6,598,845	$-	$2,145,788,147

Other Financial Instruments(a)
	Level 1	Level 2	Level 3	Total
	$500,100	$-	$-	$500,100

(a)	Other financial instruments include futures contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

FUTURES CONTRACTS

The Master Portfolio is subject to equity price risk in the normal course of pursuing its investment objective.  The Master Portfolio may enter into futures contracts as substitutes for comparable positions in underlying securities, to position the portfolio for anticipated changes in markets, or to offset a potential decline in the value of other holdings.  A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future.  Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange.  Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract.  Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the risk of default by the counterparty, imperfect correlation between the price of the futures contract and movements in the price of the underlying asset and the possibility that there may be an illiquid market. Futures contracts are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange.

As of September 30, 2009, the Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $6,600,000 for initial margin requirements on outstanding futures contracts.

FEDERAL INCOME TAXES

As of September 30, 2009, the cost of investments for federal income tax purposes was $2,342,867,014.  Net unrealized depreciation aggregated $197,078,867, of which $362,169,068 represented gross unrealized appreciation on securities and $559,247,935 represented gross unrealized depreciation on securities.

2.      TRANSACTIONS WITH AFFILIATES

The Master Portfolio may invest in certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds.  These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA.  While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.  Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

3.      SECURITIES LENDING

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan.  The risks to the Master Portfolio of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of September 30, 2009, the Master Portfolio had loaned securities which were collateralized by cash.  The cash collateral received was invested in money market funds managed by BGFA.

4.      BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of Barclays Global Investors, N.A. (“BGI”) and BGFA, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”).  The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of the Fund’s current investment advisory agreement with BGFA.  In order for the management of the Fund to continue uninterrupted, the Board approved a new investment advisory agreement for the Fund subject to shareholder approval.  A special meeting of shareholders of the Fund is scheduled to be held on November 20, 2009.  Each shareholder of record as of the close of business on September 30, 2009 will receive notice of and be entitled to vote at the meeting.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Homestead Funds, Inc.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	Director and President

Date:	November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	Director and President

Date:	November 27, 2009

By:	/s/ Amy DiMauro
Name:	Amy DiMauro
Title:	Treasurer

Date:	November 27, 2009